Registration No. 33-15974
811-5242

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. _______    [  ]
Post-Effective Amendment No. ___29__   [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. ___30___    [X]

TLIC VARIABLE ANNUITY ACCOUNT A
(Exact Name of Registrant)

THRIVENT LIFE INSURANCE COMPANY
(Name of Depositor)

625 Fourth Avenue South, Minneapolis, Minnesota 55415
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code: (612) 340-7005

John C. Bjork
Thrivent Life Insurance Company
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

   [  ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on May 1, 2004 pursuant to paragraph (b) of Rule 485
   [  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [  ] on (date) pursuant to paragraph (a)(1) of Rule 485
   [  ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
   [  ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
   [  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
Interest in a separate account under flexible premium deferred variable annuity contracts.

TLIC Variable Annuity Account A

Prospectus
For

Flexible Premium Variable Deferred Annuity Contract
Issued by
Thrivent Life Insurance Company

                        Service Center:                                      Corporate Office:
                        4321 North Ballard Road                              625 Fourth Avenue South
                        Appleton, WI 54919-0001                              Minneapolis, MN 55415-1665
                        Telephone:  800-THRIVENT                             Telephone:  800-THRIVENT
                        E-mail:  mail@thrivent.com                           E-mail:  mail@thrivent.com

This Prospectus describes a flexible premium deferred variable annuity contract (the "Contract") which was issued by Thrivent Life Insurance Company ("Thrivent Life," "we," "us" or "our"). We are a stock life insurance company that is an indirect subsidiary of Thrivent Financial for Lutherans ("Thrivent Financial"), a fraternal benefit society organized under Wisconsin law. Even though we no longer issue new Contracts the Contract Owner ("you") may continue to allocate net premiums among investment alternatives with different investment objectives.

We allocate net premiums based on the Annuitant's designation to one or more Subaccounts of TLIC Variable Annuity Account A (the "Variable Account"), and/or to the Fixed Account (which is the general account of ours, and which pays interest in an amount that is at least as great as the guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc., (the "Fund") which is an open-end management investment company (commonly known as a "mutual fund"). The accompanying prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:

Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Portfolio (subadvised by Franklin Advisers, Inc.)
Thrivent Partner Small Cap Value Portfolio (subadvised by T. Rowe Price Associates, Inc.)
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Portfolio (subadvised by Mercator Asset Management, LP and T. Rowe Price International, Inc.)
Thrivent Partner All Cap Portfolio (subadvised by Fidelity Management & Research Company)
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio (subadvised by T. Rowe Price Associates, Inc.)
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent High Yield Portfolio
Thrivent Partner High Yield Portfolio (subadvised by Pacific Investment Management Company LLC)
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (SAI) dated May 1, 2004. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI without charge by writing to us at our address above. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI. The Table of Contents for the Statement of Additional Information may be found on Page 31 of this Prospectus. Appendix A sets forth definitions of special terms used in this Prospectus.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing and should be read and kept for future reference. It is valid only when accompanied or preceded by the current prospectus of Thrivent Series Fund, Inc.

The date of this Prospectus is May 1, 2004.

Notice Regarding Thrivent Partner Small Cap Growth Portfolio

Franklin Advisers, Inc. ("FAI") has given notice that it will terminate its Investment Subadvisory Agreement to serve as investment subadviser to the Thrivent Partner Small Cap Growth Portfolio, effective May 31, 2004. The Board of Directors of Thrivent Series Fund, Inc. (the "Fund") has directed the Fund's investment adviser, Thrivent Financial for Lutherans ("Thrivent Financial"), to conduct a search for a new small cap growth investment subadviser to replace FAI. Thrivent Financial anticipates recommending a new investment subadviser to the Board of Directors at the Board's next regularly scheduled meeting on May 18, 2004. If the Board of Directors approves the recommendation, the new investment subadviser will begin serving as investment subadviser to the Portfolio on or before May 31, 2004. In the event a new investment subadviser is not in place by May 31, 2004, the Fund will either seek FAI's agreement to continue managing the portfolio until a new investment subadviser is in place, or Thrivent Financial will assume direct investment management responsibilities for the portfolio until a new subadviser assumes management of the portfolio. Prior to May 31, 2004, the Fund will send notification to shareholders of the Portfolio advising them of who has been selected as new investment subadviser, when the change will take place, and, if the change is expected to occur after May 31, 2004, who will be providing direct investment management to the Portfolio until the new subadviser assumes that responsibility.

The Thrivent Partner Small Cap Growth Portfolio operates under a "manager-of-managers" structure. Under this structure, Thrivent Financial has the authority, with approval of the Board of Directors, to hire, fire and change subadvisers and amend subadvisory agreements without shareholder approval. The hiring of a new investment subadviser to replace FAI will be done under this authority.

Page

Fee and Expense Table

Summary
    The Contract
    Annuity Provisions
    Federal Tax Status
    Condensed Financial Information

Thrivent Life and the Variable Account
    Thrivent Life
    The Variable Account

Investment Options
    Variable Investment Options and the Subaccounts
    Investment Management
    Addition, Deletion, Combination, or Substitution of Investments
    Fixed Account

The Contracts
    Allocation of Premium
    Accumulated Value of Your Contract
    Subaccount Valuation
    Minimum Accumulated Value
    Death Benefit Before the Annuity Commencement Date
    Death Benefit After the Annuity Commencement Date
    Surrender (Redemption)
    Transfers
    Dollar Cost Averaging
    Asset Rebalancing
    Telephone Transactions
    Assignments
    Contract Owner, Beneficiaries and Annuitants

Charges and Deductions
    Surrender Charge (Contingent Deferred Sales Charge)
    Administrative Charge
    Mortality and Expense Risk Charge
    Expenses of the Fund
    Premium Taxes
    Other Taxes
    Sufficiency of Charges

Annuity Provisions
    Annuity Commencement Date
    Annuity Proceeds
    Settlement Options
    Frequency of Annuity Payments
    Amount of Variable Annuity Payments
    Subaccount Annuity Unit Value

General Provisions
    Postponement of Payments
    Date of Receipt
    Reports to Contract Owners
    State Variations
    Gender Neutral Benefits
    Contract Inquiries

Federal Tax Status
    Introduction
    Our Tax Status
    Taxation of Annuities in General
    Qualified Plans
    1035 Exchanges
    Diversification Requirements
    Withholding
    Other Considerations

Voting Rights

Sales and Other Agreements

Legal Proceedings

Financial Statements

Statement of Additional Information

    Order Form

Appendix A - Definitions

Appendix B - Condensed Financial Information

Fee and Expense Table

The following tables describe the fees and expenses that you will pay when owning and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you own or surrender the Contract or transfer cash value between investment options. You pay no initial sales charge when you purchase the Contract. We will deduct any premium taxes that apply.

Contract Owner Transaction Expenses
   Sales Load Imposed on Purchase (as a percentage of purchase payments)                              0%
   Maximum Deferred Sales Load (as a percentage of Excess Amount surrendered)                         6%(1)
   Exchange Fee                                                                                       0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

   Annual Contract Fee                                                                              $30.00(2)

Annual Subaccount Expenses (as a percentage of average
daily Accumulated Value or Annuity Unit Value)                         Current (3)           Maximum
   Mortality and Expense Risk Charge                                       1.10%               1.25%
   Total Subaccount Annual Expenses                                        1.10%               1.25%

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

         Total Annual Portfolio Operating Expenses (4)                          Minimum       Maximum
         (expenses that are deducted from the Portfolio assets, including          0.39%       1.72%
         management fees and other expenses)

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  If you surrender or annuitize your Contract at the end of the applicable time period:
---------------------------- ------------------------- -------------------------- -------------------------
          1 Year                     3 Years                    5 Years                   10 Years
---------------------------- ------------------------- -------------------------- -------------------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
   Minimum        Maximum      Minimum      Maximum      Minimum      Maximum       Minimum      Maximum
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
$709            $786         $866         $1,104       $1,019       $1,428        $1,762       $2,620
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
  If you do not surrender your Contract:
---------------------------- ------------------------- -------------------------- -------------------------
          1 Year                     3 Years                    5 Years                   10 Years
---------------------------- ------------------------- -------------------------- -------------------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
   Minimum        Maximum      Minimum      Maximum      Minimum      Maximum       Minimum      Maximum
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
$150            $232         $466         $714         $805         $1,222        $1,762       $2,620
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------

Notes to Fee and Expense Tables:

(1)   In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the "Excess Amount") will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years.  The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year.  No surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).
(2)   A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that
      Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract's Accumulated Value.
(3)   The current charge for the mortality and expense risk charge is equal to an annual rate of
      1.10%, and we guarantee that this charge will never exceed an annual rate of 1.25%.  See Charges and Deductions-Mortality and Expense Risk Charge.
(4)   Thrivent  Financial  has agreed to  voluntarily  reimburse  all expenses  other than the advisory fees for certain of the Portfolios.  After taking these voluntary  arrangements  into account,  the range (minimum and maximum)  of total  operating  expenses  charged  by the  Portfolios  would  have been  0.37% to  1.03%.  The reimbursements  may be discontinued at any time.

Summary

Please refer to Appendix A at the end of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

Allocation of Premiums. You may allocate premiums under the Contract to one or more Subaccounts of the Variable Account and to the Fixed Account. Some of the Subaccounts may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments have been elected, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by us.

Premiums will be allocated among the Subaccounts and the Fixed Account according to your allocation instructions at the end of the Valuation Period in which we receive the premium.

Surrenders. If a Written Notice from you requesting a surrender is received on or before the Annuity Commencement Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge. Partial surrenders must be for at least $200, and may be requested only if the remaining Accumulated Value is not less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Commencement Date.

Transfers. On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract's Accumulated Value to other Subaccounts or to the Fixed Account. The total amount transferred each time must be at least $200 (unless the total value in the Subaccount or the Fixed Account is less than $200, in which case the entire amount may be transferred). We reserve the right to limit the number of transfers in any Contract Year; although, we will always allow at least 12 transfers a year. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within 45 days after a Contract Anniversary. After the Annuity Commencement Date, you may, by Written Notice and only once each Contract Year, change the percentage allocation of variable annuity payments among the available Subaccounts.

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more detail.

Federal Tax Status

For a description of the Federal income tax status of annuities, see Federal Tax Status. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix B.

Thrivent Life and the Variable Account

Thrivent Life

We were organized in 1982 as a stock life insurance company incorporated under the laws of the State of Minnesota. We are currently licensed to transact life insurance business in 42 states and the District of Columbia. We are a wholly-owned subsidiary of Thrivent Financial, which is a fraternal benefit society licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Insurance Division of the State of Minnesota as well as by the insurance departments of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account established by our Board of Directors in 1987. The Variable Account meets the definition of a "separate account" under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

Investment Options

Variable Investment Options and the Subaccounts

You may allocate the premiums paid under the Contract to one or more of the Subaccounts of the Variable Account. We invest the assets of each Subaccount in corresponding Portfolios of the Fund. The Subaccounts and corresponding Portfolios are:

------------------------------------------------------- -----------------------------------------------------
                      Subaccount                                      Corresponding Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Technology Subaccount                          Thrivent Technology Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Partner Small Cap Growth Subaccount            Thrivent Partner Small Cap Growth Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Partner Small Cap Value Subaccount             Thrivent Partner Small Cap Value Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Small Cap Stock Subaccount                     Thrivent Small Cap Stock Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Small Cap Index Subaccount                     Thrivent Small Cap Index Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Mid Cap Growth Subaccount                      Thrivent Mid Cap Growth Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Mid Cap Growth II Subaccount                   Thrivent Mid Cap Growth Portfolio II
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Mid Cap Stock Subaccount                       Thrivent Mid Cap Stock Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Mid Cap Index Subaccount                       Thrivent Mid Cap Index Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Partner International Stock Subaccount         Thrivent Partner International Stock Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Partner All Cap Subaccount                     Thrivent Partner All Cap Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Large Cap Growth Subaccount                    Thrivent Large Cap Growth Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Large Cap Growth II Subaccount                 Thrivent Large Cap Growth Portfolio II
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Partner Growth  Stock Subaccount               Thrivent Partner Growth  Stock Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Large Cap Value Subaccount                     Thrivent Large Cap Value Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Large Cap Stock Subaccount                     Thrivent Large Cap Stock Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Large Cap Index Subaccount                     Thrivent Large Cap Index Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Real Estate Securities Subaccount              Thrivent Real Estate Securities Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Balanced Subaccount                            Thrivent Balanced Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent High Yield Subaccount                          Thrivent High Yield Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Partner High Yield Subaccount                  Thrivent Partner High Yield Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Income Subaccount                              Thrivent Income Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Bond Index Subaccount                          Thrivent Bond Index Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Limited Maturity Bond Subaccount               Thrivent Limited Maturity Bond Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Mortgage Securities Subaccount                 Thrivent Mortgage Securities Portfolio
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thrivent Money Market Subaccount                        Thrivent Money Market Portfolio
------------------------------------------------------- -----------------------------------------------------

Each of the Portfolios has an investment objective as described below:

Thrivent Technology Portfolio. To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Thrivent Partner Small Cap Value Portfolio. To seek long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of smaller capitalization common stocks.

Thrivent Small Cap Stock Portfolio. To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Thrivent Small Cap Index Portfolio. To strive for capital growth that approximates the performance of the S&P SmallCap 600 Index* by investing primarily in common stocks of the index.

Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Mid Cap Growth Portfolio II. To achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index* by investing primarily in common stocks comprising the Index.

Thrivent Partner International Stock Portfolio. To strive for long-term capital growth by investing primarily in foreign stocks.

Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.

Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Thrivent Large Cap Growth Portfolio II. To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Thrivent Large Cap Stock Portfolio. To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Large Cap Index Portfolio. To strive for investment results that approximate the performance of the S&P 500(R)* Index by investing primarily in common stocks of the Index.

Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

Thrivent Balanced Portfolio. To seek capital growth and income by investing in a mix of common stocks, bonds and money market instruments. Securities are selected consistent with the policies of the Thrivent Large Cap Index and Thrivent Bond Index Portfolios.

Thrivent High Yield Portfolio. To achieve a higher level of income through investment in a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.

Thrivent Partner High Yield Bond Portfolio. To strive for high current income and secondarily capital growth by investing primarily in high-risk, high yield bonds commonly referred to as "junk bonds."

Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate- and long-term fixed income securities.

Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Thrivent Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

* "Standard & Poor's(R)", "S&P(R)", "Standard & Poor's 500", "500", "Standard & Poor's SmallCap 600 Index", "S&P SmallCap 600 Index", "Standard & Poor's MidCap 400 Index" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Fund, . which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

We cannot assure that the Portfolios of the Fund will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks and other aspects of the Fund's operations is contained in the accompanying prospectuses for the Fund, which should be carefully read in conjunction with this Prospectus.

Shares of the Fund are sold to other insurance company separate accounts of Thrivent Financial and ours and to retirement plans that are sponsored by Thrivent Financial. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Financial and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund's management intends to monitor events in order to identify any material conflicts between such contract owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

  Changes in state insurance laws.
  Changes in Federal income tax law.
  Changes in the investment management of the Fund.
  Differences in voting instructions between those given by the Contract Owners from the different separate accounts.

If we believe the response of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.

The Fund is registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a "mutual fund"). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

Investment Management

Thrivent Financial acts as investment adviser for the Portfolios of the Fund and is a registered investment adviser under the Investment Advisers Act of 1940. Thrivent Financial and the Fund have engaged the following investment subadvisers:

  Franklin Advisers, Inc. serves as subadviser for Thrivent Partner Small Cap Growth Portfolio.
  T. Rowe Price Associates, Inc. serves as subadviser for Thrivent Partner Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio.
  T. Rowe Price International, Inc. and Mercator Asset Management, LP serve as subadvisers for Thrivent Partner International Stock Portfolio.
  Fidelity Management & Research Company serves as subadviser for Thrivent Partner All Cap Portfolio. FMR Co., Inc. serves as the Portfolio's sub-subadviser.
  Pacific Investment Management Company LLC serves as subadviser for Thrivent Partner High Yield Bond Portfolio.

The Fund pays each of the above subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other separate accounts of ours.

Fixed Account

On or before the Annuity Commencement Date, you may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our general account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than an effective annual interest rate of 4% per year.

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly neither the Fixed Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.

Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

The Contract

Allocation of Premium

We will allocate the premiums among the Subaccount(s) and/or the Fixed Account according to the instructions you provided in your application for the Contract or subsequently.

The allocation percentages which you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums which you pay are allocated at the end of the Valuation Period in which we receive them using the allocation percentages you have specified. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or, if you have completed the Telephone Transaction Authorization Form, by telephone. Any change will apply to all future premiums unless you request another change.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Accumulated Value of Your Contract

On or before the Annuity Commencement Date, your Contract's value is expressed as its Accumulated Value. Your Contract's Accumulated Value is the sum of the accumulated values in Subaccounts and the Fixed Account.

Your Contract's Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract's Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation

On any Valuation Day, the accumulated value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the accumulated unit value for that Subaccount. On any day that is not a Valuation Day, the accumulated value for a Subaccount will be determined on the next Valuation Day.

Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the Accumulation Units of the Subaccount.

We credit your Contract with Accumulation Units in a Subaccount when:

  You allocate premiums to that Subaccount;
  You transfer Accumulated Value into that Subaccount from another Subaccount or the Fixed Account.

We reduce the Accumulation Units in a Subaccount when:

  You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed Account;
  You make a surrender from that Subaccount; or
  We deduct all or part of the administrative charge from that Subaccount.

Accumulation Unit Value. A Subaccount's Accumulation Unit Value is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (a) multiplied by (b) where:

(a)      Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.
(b)      Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor. The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (a) by (b) and then subtracting (c) where:

          (a)     Is the sum of
                  (i)   The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the
                        Valuation Period; plus
                  (ii)  The per share amount of any dividend or capital gain distribution made by the Portfolio if the
                        "ex-dividend" date occurs during the Valuation Period; plus or minus
                  (iii) A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.
          (b)      Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.
          (c)      Is the mortality and expense risk charge we deduct for each day in the Valuation Period and is based upon the total accumulated value in the Subaccount.  The mortality and expense risk charge is currently 1.10% and guaranteed never to exceed 1.25%.

Minimum Accumulated Value

We require your Contract to maintain a minimum Accumulated Value. The amount which must be maintained depends on your premium paying history as follows:

(1)      At the end of any 24-month period in which you pay no premiums, your Accumulated Value must be at least
         $1,000 after all Contract charges have been applied.
(2)      If you pay at least one premium every 24-months, we require only that the Accumulated Value always be sufficient to cover the Contract's administrative charge.

If we know that your Contract will not meet these requirements on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we will terminate your Contract on the Contract Anniversary. If we do so because your Contract failed to meet Requirement (1) above, we will pay you the remaining Accumulated Value. If your Contract fails to meet Requirement (2) above, your Contract terminates without value.

Death Benefit Before the Annuity Commencement Date

If the Annuitant dies before the Annuity Commencement Date, the beneficiary will be entitled to receive the Contract's death benefit.

The amount of the death benefit will be the greatest of:

  The Accumulated Value on the date we calculate the Death Benefit;
  The sum of all premiums we received for the Contract, less the amount of all partial surrenders (including any applicable charges) which you made; and
  The Accumulated Value on the preceding Minimum Death Benefit Date plus the sum of the premiums we received for the Contract after that date, less the amount of any partial surrenders (including any applicable charges) which you made after that date. The Minimum Death Benefit Dates occur every six years on the Contract Anniversary.

We calculate the death benefit on the later of:

(1) The date we receive proof of the Annuitant's death; and
(2) The date we receive a written request from the beneficiary for either a single sum payment or a settlement option.

If the beneficiary requests a single sum payment, we will pay the death benefit within seven days after the date we calculate it. If the beneficiary requests a settlement option, it must be an option that you could have selected before the Annuity Commencement Date, and the option must provide that either:

(1)  The principal and interest are completely distributed within five years after the date of death;
     or
(2)  If the beneficiary is a natural person, distribution of the principal and interest is made by means of a periodic payment which begins within one year after the date of death and is not guaranteed for a period which extends beyond the life expectancy of the beneficiary.

If we do not receive a written request from the beneficiary within one year from the date of the Annuitant's death, we will deem the beneficiary to have requested a single sum payment. Any proceeds not subsequently withdrawn will be paid in a lump sum on the date five years after the date of death. (If the beneficiary is your spouse, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case your spouse will become and be treated as the Annuitant.)

If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death Benefit After the Annuity Commencement Date

If the Annuitant dies while we are paying you an annuity income under a settlement option, any death benefit payable will depend on the terms of the settlement option. If a death benefit is payable, the beneficiary may elect to receive the proceeds in the form of a settlement option, but only if the payments are paid at least as rapidly as payments were being paid under the settlement option in effect on the date of death. If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply.

Surrender (Redemption)

On or before the Annuity Commencement Date, you may surrender all or part of your Contract's Accumulated Value by sending a signed Thrivent Life surrender form to our Service Center. The surrender or withdrawal will not be processed until we receive your surrender request at our Service Center, in good order. Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made. The proceeds will be the amount surrendered less any surrender charge and premium tax due. See Charges and Deductions-Surrender Charge (Contingent Deferred Sales Charges).

A surrender reduces your Accumulated Value by the amount surrendered. For amounts surrendered from a Subaccount, this is done by selling Accumulation Units of the Subaccount. For partial surrenders, we allocate the surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. With our approval, you may specify a different allocation for a partial surrender. If you have requested that a systematic partial surrender should be allocated to a specific Subaccount and the value in that Subaccount is less than the amount of the allocation, we will allocate the partial surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage.

A partial surrender must be at least $200 and must not reduce the remaining Accumulated Value to less than $1,000. (If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we will contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we will treat your request as a request for a full surrender.) When you request a partial surrender, you specify the amount which you want to receive as a result of the surrender. If there are no surrender charges, withholding taxes or premium taxes associated with the surrender, the amount surrendered will be the amount which you request. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the surrender charge and any withholding and premium taxes.

After the Annuity Commencement Date, your Contract does not have an Accumulated Value which can be surrendered. However, if you are receiving annuity payments under certain settlement options, surrender may be allowed. Surrender is not allowed if your settlement option involves a life income or if you agreed not to revoke or change the option once annuity payments begin. For other settlement options, the amount available for surrender will be the commuted value of any unpaid annuity payments computed on the basis of the assumed interest rate incorporated in the annuity payments.

You must have a Medallion Signature Guarantee if you want to do any of the following:

Surrender a value of more than $100,000; Send proceeds to an address other than the one listed on your account; or Make the check payable to someone other than the current owner(s).

A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You sign the Thrivent Financial Surrender form and have the signature (s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

Transfers

On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract's Accumulated Value among the Subaccounts of the Variable Account and the Fixed Account. You can request a transfer in two ways:

(1)               By giving us written notice; or
(2)               By telephone after completing a Telephone Transfer Authorization Form.

We will make the transfer without charge at the end of the Valuation period during which we receive your request. For transfers from the Fixed account to a Subaccount of the Variable Account, the amount taken from the Fixed Account is used to buy Accumulation Units of the chosen Subaccount. For transfers from a Subaccount, Accumulation Units of the Subaccount are sold and the resulting dollar amount is, depending on your request, either transferred to the Fixed Account or used to buy Accumulation Units of another Subaccount.

Transfers are subject to the following conditions:

  The total amount transferred must be at least $200. However, if the total value in a Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.
  We reserve the right to limit the number of transfers in each Contract Year. However, we will always allow at least 12 transfers per Contract Year.
  In any Contract Year, only one of your allowed transfers may be from the Fixed Account. Any transfer from the Fixed Account must be made on or within 45 days after a Contract Anniversary.

Transfers will also be subject to any conditions that may be imposed by the Portfolio whose shares are involved.

After the Annuity Commencement Date, you may, by Written Notice and only once each calendar quarter, change the percentage allocation of variable annuity payments among the available Subaccounts.

Dollar Cost Averaging

We administer a dollar cost averaging program which enables you to pre-authorize the periodic transfer of predetermined dollar amounts from the Thrivent Money Market Subaccount to as many of the other Subaccounts or to the Fixed Account as you specify. This program is generally suitable if you are making a substantial deposit to your Contract and wish to use the other Subaccounts or the Fixed Account investment option, but desire to control the risk of investing at the top of a market cycle. This program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that the Variable Account will gain in value, nor will it protect against a decline in value if market prices fall. However, if you can continue to invest regularly throughout changing market conditions, it can be an effective strategy to help meet your long-term goals.

If you are interested in the dollar cost averaging program you may obtain an application and full information concerning the program and its restrictions from us. If you enter into a dollar cost averaging agreement with us, it will continue until the amount in the Thrivent Money Market Subaccount is exhausted or you terminate the agreement.

Asset Rebalancing

On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. You may select any date to begin the asset rebalancing program and whether to have your Subaccounts reallocated semiannually or annually. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. The asset rebalancing program does not allow you to include the Fixed Account Allocation in the rebalancing program. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form.

Telephone Transactions

You may make partial surrenders, transfers, premium allocation changes, and certain other transactions by telephone if you sign a Telephone Transaction Authorization Form. Telephone transfers are available when you complete the Telephone Transaction Authorization Form. If you elect to complete the Telephone Transaction Authorization Form, you thereby agree that we, our representatives and employees will not be liable for any loss, liability cost or expense when we, our representatives and employees act in accordance with the telephone transfer instructions that have been properly received. If a telephone authorization or instruction processed after you have completed the Telephone Transaction Authorization Form is later determined not to have been made by you or was made without your authorization, and a loss results from such unauthorized instruction, you bear the risk of this loss. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Assignments

Assignment is the transfer of Contract ownership from one party to another. If a Contract is used in a Qualified Plan and the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than Thrivent Life.

If the Contract is not used in a Qualified Plan, then ownership may be transferred, but not to a natural person, and the Contract may be assigned as Collateral.

We are not bound by an assignment unless it is in writing and filed at our Service Center. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax Status.

Contract Owner, Beneficiaries and Annuitants

Unless another owner is named in the application, the Annuitant is the owner of the Contract and may exercise all of the owner's rights under the Contract.

The Contract Owner may name a beneficiary to receive the death benefit payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the estate of the Annuitant.

The owner may change the beneficiary by giving us Written Notice of the change. The change will not be effective until we receive your Written Notice at our Service Center. Once we receive it, the change will be effective as of the date on which you signed the notice. However, the change will not affect any payments made or actions taken by us before we received your notice, and we will not be responsible for the validity of any change.

Charges and Deductions

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the your Accumulated Value. This surrender charge applies only during the first six Contract Years. During those years, we calculate the surrender charge as a percentage of the amount which you surrender, subject to certain exceptions noted below.

                     Surrender Charges
            Contract Year            Percent Applied
----------------------------------------------------
                 1                         6%
                 2                         5%
                 3                         4%
                 4                         3%
                 5                         2%
                 6                         1%
----------------------------------------------------

After Contract Year six there is no charge for making surrenders. In addition, during the first six Contract Years we will limit or waive surrender charges as follows:

o Cumulative Percent-of-Premium Limit.  For all surrenders, we will limit the surrender charge so that on any date, the sum of all surrender charges applied to that date will not exceed 6.5% of the total of premiums you have paid to that date.

o Surrenders Paid Under Certain Settlement Options.  For surrenders which you make after Contract Year
  3, there is no surrender charge applied to amounts which you elect to have paid under:

    (1) A settlement option for a fixed amount or a fixed period (including Option 3V described under
    Annuity Provisions-Settlement Options) if the payments will be made for at least five years and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.

    (2) Options which involve a life income, including Option 4V described  under Annuity
    Provisions-Settlement Options.

o Ten Percent Free Each Contract Year.  In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that
  Contract Year. This "Ten Percent Free" is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value which you may surrender without charge in the fourth Contract Year is 10%, not 40%.

o Total Disability of the Annuitant. There is no surrender charge if the Annuitant is totally disabled
  (as defined in your Contract) on the date of a surrender.

o Series of Substantially Equal Periodic Payments for Life.  There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.

Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess (see Sufficiency of Charges below). We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Administrative Charge

Your Contract includes an annual administrative charge of $30 (or less, if required by the state where your Contract is issued) to help us cover the expenses we incur in administrating your Contract, the Variable Account and the Subaccounts. On each Contract Anniversary prior to and including the Annuity Commencement Date, we will determine if this charge will be applied to your Contract. We apply the charge only on Contract Anniversaries on which the sum of premiums you have paid less the amount of any partial surrenders you have made is less than $5,000 and the Accumulated Value is less than $5,000. We deduct the charge from your Accumulated Value, allocating the deduction among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. Any such deduction from a Subaccount is made by selling Accumulation Units of the Subaccount. With our approval, you may specify a different allocation for the administrative charge.

Mortality and Expense Risk Charge

We assume certain financial risks associated with the Contracts. Those risks are of two basic types:

  Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Commencement Date will be greater than the Accumulated Value available to pay those benefits, and (2) Annuitant payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.
  Expense Risk. This is the risk that the expenses, with respect to the Contracts, will exceed Contract charges.

As compensation for assuming these risks, we deduct a daily mortality and expense risk charge from the average daily net assets in the Variable Account. The current charge (0.003014% per day) is equal to an annual rate of 1.10% (approximately 0.80% for mortality risk and 0.30% for expense risk) of the average daily net assets of each Subaccount in the Variable Account. We may change this charge in the future, but we guarantee that it will never exceed an annual rate of 1.25% (0.003425% per day).

If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risk assumed by us, we will bear the loss. We will not reduce annuity payments or increase the administrative charge to compensate for the insufficiency. If the mortality and expense risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.

Expenses of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fees or other expenses incurred by the Fund. See Fee and Expense Tables and the accompanying current prospectus of the Fund.

Premium Taxes

We may deduct a charge for premium taxes. Premium taxes vary from state to state and are subject to change. In many jurisdictions, there is no tax at all. Various states and other governmental entities levy a premium tax, currently ranging from .5% to 3.5%, on annuity contracts issued by insurance companies. If premium taxes are applicable to a Contract, they will be deducted, depending on when such taxes are paid to the taxing authority, either (a) from premiums as they are received, or (b) from the Accumulated Value upon (i) a partial or total surrender of the Contract or (ii) application of the Accumulated Value to a settlement option at the Annuity Commencement Date.

Other Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our general account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

Annuity Provisions

Annuity Commencement Date

The Annuity Commencement Date is the date on which we begin paying you your Contract's annuity income. This date is based on the maturity age which you specify in your application. You may change the Annuity Commencement Date by giving us Written Notice at least 30 days before both the Annuity Commencement Date currently in effect and the new Annuity Commencement Date. The new date selected must satisfy our requirements for an Annuity Commencement Date and any requirements that may be imposed by the state in which your Contract was issued.

Annuity Proceeds

The proceeds available on the Annuity Commencement Date will be the amount provided by surrendering your Contract's entire Accumulated Value on that date. If the Annuity Commencement Date occurs within the first six Contract Years, surrender charges will be deducted from the Accumulated Value if they apply. Premium taxes will also be deducted if they apply. See Charges and Deductions-Premium Taxes.

We will pay you the proceeds at maturity according to the annuity settlement option which you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Commencement Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Commencement Date.

If you have not selected either a settlement option or a single sum payment by the Annuity Commencement Date, we will pay proceeds of $2,000 or more using a fixed annuity, life income with 10-year guarantee period.

Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis. You may change your choice of settlement option by giving us Written Notice at least 30 days before the Annuity Commencement Date.

The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options which your Contract offers are as follows:

Option 3V - Income for a Fixed Period. Under this option, we pay an annuity income for a fixed number of years, not to exceed 30.

Option 4V - Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of 10 or 20 years. You may not revoke or change the option once annuity payments begin.

In addition to these options, proceeds may be paid under any other settlement option which you suggest and to which we agree.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. If annuity payments would be or become less than $25 ($20 for Contracts issued in the state of Texas) if a single settlement option is chosen, or $25 ($20 for Contracts issued in the state of Texas) on each basis if a combination of variable and fixed options is chosen, we may change the frequency of payments to intervals that will result in payments of at least $25 ($20 for Contracts issued in the state of Texas) each from each option chosen.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid under a particular settlement option to the annuity table in the Contract for that option. The table shows the amount of the initial annuity payment for each $1,000 applied.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Commencement Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value with respect to such Subaccount at the end of the last Valuation Date of the period with respect to which the payment is due. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity tables in the Contracts are based on the mortality table specified in the Contract. Under these tables, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value

A Subaccount's Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount's Annuity Unit Value is equal to (a) x (b) x (c) where:

(a) Is that Subaccount's Annuity Unit Value at the end of the immediately preceding Valuation Period.
(b) Is that Subaccount's Net Investment Factor for the current Valuation Period.   See The Contract -
    Subaccount Valuation - Net Investment Factor described earlier in this Prospectus.
(c) Is a discount factor equivalent to an assumed investment earnings rate of 3 1/2% per year.

General Provisions

Postponement of Payments

We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:

(1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC; or
(2) An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable
    Account's net assets.  Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center, in proper form unless received (1) after the close of the New York Stock Exchange, or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

The Contracts described in this Prospectus (except for Contracts issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by us will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.

Contract Inquiries

Inquiries regarding a Contract may be made by writing to us at our Service Center.

Federal Tax Status

Introduction

The ultimate effect of Federal income taxes on a Contract's Accumulated Value, on annuity payments and on the economic benefit to the Contract Owner, the Annuitant or the beneficiary depends upon the tax status of such person, Thrivent Life, and, if the Contract is purchased under a retirement plan, upon the type of retirement plan and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion contained herein is based on our understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of continuation of these interpretations by the Internal Revenue Service. We do not make any guarantee regarding the tax status of any Contract. Each person concerned should consult a qualified tax adviser.

Our Tax Status

We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Although the Variable Account is not a separate entity from Thrivent Life and its operations form a part of Thrivent Life, the Code in effect provides that the income and gains and losses from separate account investments are not income to the insurance company issuing the variable contracts so long as the Contracts and the separate account meet certain requirements set forth in the Code. Because the Contracts and the Variable Account intend to meet such requirements, we anticipate no tax liability resulting from the Contracts, and consequently no reserve for income taxes is currently charged against, or maintained by us with respect to the Contracts.

We may also incur state and local taxes, in addition to premium taxes, in several states. At present, these taxes are not significant. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account may be made.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general.

Contracts Held by Individuals. An individual Contract Owner is not taxed on increases in the value of a Contract until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

Upon receipt of a single sum payment or of an annuity payment under the Contract, the recipient is taxed on the portion of such payment that exceeds the investment in the Contract.

For single sum payments, the taxable portion is generally the amount in excess of the premiums paid under the Contract. Such taxable portion is taxed at ordinary income tax rates. The investment in the Contract is not affected by loans or assignments of the Contract but is increased by any amount included in gross income as a result of the loan or assignment. Payments in partial or full surrender of a Contract generally will be taxed as ordinary income to the extent that the Accumulated Value exceeds the taxpayer's investment in the Contract. An assignment of the Contract (other than a gift to the Contract Owner's spouse or incident to a divorce) or the use of the Contract as collateral for a loan will be treated in the same manner as a surrender.

For fixed annuity payments, the taxable portion is generally determined by a formula which establishes the ratio that the investment in the Contract bears to the expected return under the Contract as of the Annuity Commencement Date. For variable annuity payments, the taxable portion is generally determined by dividing the proportionate cost basis by the anticipated total number of payments payable under the Contract, multiplying that amount by the number of payments payable that year, and subtracting the result from each year's total payments. Where annuity payments are made under certain Qualified Plans, the portion of each payment that is excluded from gross income will generally be equal to the total amount of any investment in the Contract as of the Annuity Commencement Date, divided by the number of anticipated payments, which are determined by reference to the age of the Annuitant. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no investment in the Contract within the meaning of Section 72 of the Code. In such event, the total payments received may be taxable. Contract Owners, Annuitants and Beneficiaries under such Contracts should seek qualified tax and financial advice about the tax consequences of distributions under the retirement plan in connection with which such Contracts are purchased.

Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in an additional tax of 10% of the amount of the distribution which is included in gross income. The penalty tax will not apply if the distribution is made as follows:

(1) In connection with death or disability as described in Section 72(q)(2) of the Code;
(2) Under a qualified funding trust (commonly referred to as a structured settlement plan); or
(3) It is one of a series of substantially equal periodic annual payments for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the beneficiary; for this purpose, if there is a significant modification of the payment schedule before the taxpayer is age 59 1/2 or before the expiration of five years from the time the payment starts, the taxpayer's income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Depending on the type of Qualified Plan, distributions may be subject to a 10% penalty tax.

Contracts Held by Other Than Individuals. A Contract held by other than a natural person, such as a corporation, estate or trust, will not be treated as an annuity contract for Federal income tax purposes, and the income on such a Contract will be taxable in the year received or accrued by the Contract Owner. This rule does not apply, however, if the Contract Owner is acting as an agent for an individual, if the Contract Owner is an estate which acquired the Contract as a result of the death of the decedent, if the Contract is held by certain Qualified Plans, if the Contract is held pursuant to a qualified funding trust (commonly referred to as structured settlement plans), if the Contract was purchased by an employer with respect to a terminated Qualified Plan or if the Contract is an immediate annuity.

Multiple Contracts. Section 72(e)(11) of the Code provides that for the purposes of determining the amount included in gross income, all non-qualified annuity contracts entered into on or after October 22, 1988 by the same company with the same contract owner during any calendar year shall be treated as one contract. This section will likely accelerate the recognition of income by a Contract Owner owning multiple contracts and may have the further effect of increasing the portion of income that will be subject to the 10% penalty tax described above.

Qualified Plans

The Contracts are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities do not offer additional tax-deferral benefits, and taxation rules for Qualified Plans take precedence over annuity taxation rules. However, annuities offer other product benefits to investors in Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan. Participants under such Qualified Plans as well as Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection therewith.

A participant in a Contract purchased as a tax-sheltered annuity ("TSA") contract and certain other Qualified Plans under Section 403(b) and 401 of the Code will be subject to certain restrictions regarding a full or partial surrender of the Contract. Distributions from these plans may be paid only when the employee reaches age 59 1/2, separates from service, dies or becomes disabled, or in the case of financial hardship. As a result, a participant will not be entitled to exercise the surrender rights described under the heading "The Contracts--Surrender (Redemption)" unless one of the above-described conditions has been satisfied.

1035 Exchanges

Section 1035(a) of the Code permits the exchange of certain life insurance, endowment and annuity contracts for an annuity contract without a taxable event occurring. Thus, potential purchasers who already own such a contract issued by another insurer are generally able to exchange that contract for a Contract issued by us without a taxable event occurring. There are certain restrictions which apply to such exchanges, including that the contract surrendered must truly be exchanged for the Contract issued by us and not merely surrendered in exchange for cash. Further, the same person or persons must be the obligee or obligees under the Contract received in the exchange as under the original contract surrendered in the exchange. Careful consideration must be given to compliance with the Code provisions and regulations and rulings relating to exchange requirements, and potential purchasers should be sure that they understand any surrender charges or loss of benefits which might arise from terminating a contract they hold. Owners considering such an exchange should consult their tax advisers to insure that the requirements of Section 1035 are met.

Diversification Requirements

The Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not "adequately diversified". The assets of the Fund are expected to meet the diversification requirements. We will monitor the Contracts and the regulations of the Treasury Department to ensure that the Contract will continue to qualify as a variable annuity contract. Disqualification of the Contract as an annuity contract would result in imposition of Federal income tax on the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

Withholding

The taxable portion of a distribution to an individual is subject to Federal income tax withholding unless the taxpayer elects not to have withholding. We will provide the Contract Owner with the election form and further information as to withholding prior to the first distribution. Generally, however, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. For complete information on withholding, a qualified tax adviser should be consulted.

Other Considerations

Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a Contract or the exercise of elections under a Contract. The above comments concerning Federal income tax consequences are not exhaustive, and special rules are provided with respect to situations not discussed in this Prospectus.

The preceding description is based upon our understanding of current Federal income tax law. We cannot assess the probability that changes in tax laws, particularly affecting annuities, will be made.

The preceding comments do not take into account state income or other tax considerations which may be involved in the purchase of a Contract or the exercise of elections under the Contract. For complete information on such Federal and state tax considerations, a qualified tax adviser should be consulted.

Voting Rights

To the extent required by law, we will vote the Fund's shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that it is permitted to vote the Fund's shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Contract Owner shall have the voting interest with respect to shares of the Fund attributable to the Contract. On and after the Annuity Commencement Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract's Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract's reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts of our and our affiliates having a voting interest in that Portfolio in proportion to each such separate account's votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

Sales and Other Agreements

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with us.

Commissions and other distribution compensation to be paid to our representatives with respect to the Contracts will be paid by us and will not result in any charge to Contract Owners or to the Variable Account in addition to the charges described in this Prospectus. Our representatives are paid a commission of not more than 4% of the premiums paid on the contracts. Further, our representatives may be eligible to receive certain benefits based on the amount of earned commissions.

Thrivent Financial performs certain investment and administrative duties for us pursuant to a written agreement. The agreement is automatically renewed each year, unless either party terminates it. Under this agreement, we pay Thrivent Financial for salary costs and other services and an amount for indirect costs incurred through our use of Thrivent Financial's personnel and facilities.

Legal Proceedings

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Life nor Thrivent Investment Mgt. are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Financial Statements

Financial statements of the Variable Account and Thrivent Life are contained in the Statement of Additional Information.

Statement of Additional Information

Below is a copy of the Table of Contents included in the Statement of Additional Information. To obtain a copy of this document, complete and mail the form below.

Page

Introduction

Administration of the Contracts

Distribution of the Contracts

Standard and Poor's Disclaimer

Independent Auditors and Financial Statements

Financial Statements of Variable Account

Financial Statements of Thrivent Life

To obtain the Flexible Premium Deferred Variable Annuity Contract Statement of Additional Information

     Send this request form to:
     Thrivent Life
     Insurance Company
     4321 North Ballard Road
     Appleton, WI 54919-0001

Please send me a copy of the most recent FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT SAI FOR TLIC VARIABLE ANNUITY ACCOUNT A.

------------------------------------------------------------------------------------------------
(Name)                                                                                    (Date)

------------------------------------------------------------------------------------------------
(Street Address)

------------------------------------------------------------------------------------------------
(City)                                                         (State)                (Zip Code)

Appendix A

Definitions

Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts and the Fixed Account on or before the Annuity Commencement Date.

Annuitant. The person named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Date. The date when Annuity income payments will begin if an Annuitant is living on that date.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Contract. The individual flexible premium variable annuity contract offered by Thrivent Life and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue of the Contract.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue of the Contract and ending on the first Contract Anniversary.

Fixed Account. The Fixed Account is the general account of Thrivent Life, which consists of all assets of Thrivent Life other than those allocated to a separate account of Thrivent Life. Premium payments allocated to the Fixed Account will be paid a fixed rate of interest (which may not be less than 4.0%) declared by Thrivent Life at least annually. Amounts accumulated in the Fixed Account are guaranteed by Thrivent Life.

Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.

Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Qualified Plan. A retirement plan qualified under Section 401, 403 408 or 408A or similar provisions of the Internal Revenue Code.

Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

Subaccount. Subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Valuation Day. Each day the New York Stock Exchange is open for trading.

Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.

Variable Account. TLIC Variable Annuity Account A, which is a separate account of Thrivent Life. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice signed by the Contract Owner and received in good order at our Service Center.

Appendix B

Condensed Financial Information

The following table shows the historical performance of Accumulation Unit Values and number of Accumulation Units for each of the pervious 10 years (or a shorter period if the Subaccount has not been in existence for 10 years) ending December 31, for which the relevant Subaccount has been in existence. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information.

Thrivent Technology Subaccount/4/
-------------------- ---------- ---------- ---------- -------- -------- -------- ----------- -------------- -------- ----------
                       2003       2002       2001       2000     1999     1998         1997         1996        1995      1994
-------------------- ---------- ---------- ---------- -------- -------- -------- ----------- -------------- -------- ----------
Accumulation Unit
Value:
-------------------- ---------- ---------- ---------- -------- -------- -------- ----------- -------------- -------- ----------
Beginning of period      $7.25     $10.00        N/A      N/A      N/A      N/A         N/A            N/A      N/A        N/A
-------------------- ---------- ---------- ---------- -------- -------- -------- ----------- -------------- -------- ----------
End of period           $10.86      $7.25        N/A      N/A      N/A      N/A         N/A            N/A      N/A        N/A
-------------------- ---------- ---------- ---------- -------- -------- -------- ----------- -------------- -------- ----------
Number of
Accumulation Units
Outstanding at end
of period              314,936     49,269        N/A      N/A      N/A      N/A         N/A            N/A      N/A        N/A
-------------------- ---------- ---------- ---------- -------- -------- -------- ----------- -------------- -------- ----------

Thrivent Partner Small Cap Growth Subaccount/3/
-------------------- --------- --------- ----------- -------- ------- --------- ----------- ------------- --------- ----------
                       2003      2002       2001       2000     1999     1998         1997         1996        1995      1994
-------------------- --------- --------- ----------- -------- ------- --------- ----------- ------------- --------- ----------
Accumulation Unit
Value:
-------------------- --------- --------- ----------- -------- ------- --------- ----------- ------------- --------- ----------
Beginning of period     $7.61    $10.54      $10.00      N/A     N/A       N/A         N/A           N/A       N/A        N/A
-------------------- --------- --------- ----------- -------- ------- --------- ----------- ------------- --------- ----------
End of period          $10.82     $7.61      $10.54      N/A     N/A       N/A         N/A           N/A       N/A        N/A
-------------------- --------- --------- ----------- -------- ------- --------- ----------- ------------- --------- ----------
Number of
Accumulation Units
Outstanding at end
of period             914,709   909,417     118,704      N/A     N/A       N/A         N/A           N/A       N/A        N/A
-------------------- --------- --------- ----------- -------- ------- --------- ----------- ------------- --------- ----------

Thrivent Partner Small Cap Value Subaccount/5/
-------------------- ---------- ---------- ----------- -------- -------- -------- ----------- ------------- --------- ----------
                       2003       2002        2001        2000    1999     1998         1997         1996        1995      1994
-------------------- ---------- ---------- ----------- -------- -------- -------- ----------- ------------- --------- ----------
Accumulation Unit
Value:
-------------------- ---------- ---------- ----------- -------- -------- -------- ----------- ------------- --------- ----------
Beginning of period     $10.00        N/A         N/A      N/A      N/A      N/A         N/A           N/A       N/A        N/A
-------------------- ---------- ---------- ----------- -------- -------- -------- ----------- ------------- --------- ----------
End of period           $14.05        N/A         N/A      N/A      N/A      N/A         N/A           N/A       N/A        N/A
-------------------- ---------- ---------- ----------- -------- -------- -------- ----------- ------------- --------- ----------
Number of
Accumulation Units
Outstanding at end
of period              166,307        N/A         N/A      N/A      N/A      N/A         N/A           N/A       N/A        N/A
-------------------- ---------- ---------- ----------- -------- -------- -------- ----------- ------------- --------- ----------

Thrivent Small Cap Stock Subaccount/4/
-------------------- --------- --------- -------- -------- ----------- ------------- ----------- ------------- --------- ----------
                       2003      2002       2001    2000         1999         1998         1997         1996        1995      1994
-------------------- --------- --------- -------- -------- ----------- ------------- ----------- ------------- --------- ----------
Accumulation Unit
Value:
-------------------- --------- --------- -------- -------- ----------- ------------- ----------- ------------- --------- ----------
Beginning of period     $7.71    $10.00      N/A      N/A         N/A           N/A         N/A           N/A       N/A        N/A
-------------------- --------- --------- -------- -------- ----------- ------------- ----------- ------------- --------- ----------
End of period          $10.69     $7.71      N/A      N/A         N/A           N/A         N/A           N/A       N/A        N/A
-------------------- --------- --------- -------- -------- ----------- ------------- ----------- ------------- --------- ----------
Number of
Accumulation Units
Outstanding at end
of period             420,820   142,242      N/A      N/A         N/A           N/A         N/A           N/A       N/A        N/A
-------------------- --------- --------- -------- -------- ----------- ------------- ----------- ------------- --------- ----------

Thrivent Small Cap Index Subaccount/4/
-------------------- ----------- ----------- -------- ---------- -------- ----------- ----------- -------- ---------- -----------
                        2003        2002        2001       2000     1999        1998        1997     1996       1995        1994
-------------------- ----------- ----------- -------- ---------- -------- ----------- ----------- -------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ----------- -------- ---------- -------- ----------- ----------- -------- ---------- -----------
Beginning of period       $7.70      $10.00      N/A        N/A      N/A         N/A         N/A      N/A        N/A         N/A
-------------------- ----------- ----------- -------- ---------- -------- ----------- ----------- -------- ---------- -----------
End of period            $10.52       $7.70      N/A        N/A      N/A         N/A         N/A      N/A        N/A         N/A
-------------------- ----------- ----------- -------- ---------- -------- ----------- ----------- -------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period             1,003,693     466,879      N/A        N/A      N/A         N/A         N/A      N/A        N/A         N/A
-------------------- ----------- ----------- -------- ---------- -------- ----------- ----------- -------- ---------- -----------

Thrivent Mid Cap Growth Portfolio/2/
-------------------- ----------- ------------- ------------ ------------- ----------- ------------ ------- -------- ------- -------
                        2003         2002         2001          2000         1999        1998        1997    1996     1995    1994
-------------------- ----------- ------------- ------------ ------------- ----------- ------------ ------- -------- ------- -------
Accumulation Unit
Value:
-------------------- ----------- ------------- ------------ ------------- ----------- ------------ ------- -------- ------- -------
Beginning of period      $10.64        $14.56       $18.35        $16.36      $11.05       $10.00     N/A      N/A     N/A     N/A
-------------------- ----------- ------------- ------------ ------------- ----------- ------------ ------- -------- ------- -------
End of period            $14.31        $10.64       $14.56        $18.35      $16.36       $11.05     N/A      N/A     N/A     N/A
-------------------- ----------- ------------- ------------ ------------- ----------- ------------ ------- -------- ------- -------
Number of
Accumulation Units
Outstanding at end
of period             9,243,292    10,236,124   12,809,572    12,171,594   6,431,896    3,418,387     N/A      N/A     N/A     N/A
-------------------- ----------- ------------- ------------ ------------- ----------- ------------ ------- -------- ------- -------

Thrivent Mid Cap II Subaccount/3/
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
                        2003        2002        2001      2000     1999     1998        1997        1996       1995        1994
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
Beginning of period       $5.90      $10.59      $10.00     N/A      N/A      N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
End of period             $8.01       $5.90      $10.59     N/A      N/A      N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period               972,723   1,013,742     136,571     N/A      N/A      N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------

Thrivent Mid Cap Stock Subaccount/4/
-------------------- ----------- ---------- --------- -------- ---------- ---------- --------- ----------- ---------- -----------
                        2003       2002       2001      2000       1999       1998     1997         1996       1995        1994
-------------------- ----------- ---------- --------- -------- ---------- ---------- --------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ---------- --------- -------- ---------- ---------- --------- ----------- ---------- -----------
Beginning of period       $8.08     $10.00       N/A      N/A        N/A        N/A       N/A         N/A        N/A         N/A
-------------------- ----------- ---------- --------- -------- ---------- ---------- --------- ----------- ---------- -----------
End of period            $10.57      $8.08       N/A      N/A        N/A        N/A       N/A         N/A        N/A         N/A
-------------------- ----------- ---------- --------- -------- ---------- ---------- --------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period               300,513    124,386      N/A       N/A        N/A        N/A       N/A         N/A        N/A         N/A
-------------------- ----------- ---------- -------- --------- ---------- ---------- --------- ----------- ---------- -----------

Mid Cap Index Subaccount/4/
-------------------- --------- --------- -------- --------- -------- ------------ ------------ ------------- --------- ----------
                       2003      2002      2001     2000      1999        1998         1997          1996        1995      1994
-------------------- --------- --------- -------- --------- -------- ------------ ------------ ------------- --------- ----------
Accumulation Unit
Value:
-------------------- --------- --------- -------- --------- -------- ------------ ------------ ------------- --------- ----------
Beginning of period     $8.00    $10.00      N/A       N/A      N/A          N/A          N/A           N/A       N/A        N/A
-------------------- --------- --------- -------- --------- -------- ------------ ------------ ------------- --------- ----------
End of period          $10.67     $8.00      N/A       N/A      N/A          N/A          N/A           N/A       N/A        N/A
-------------------- --------- --------- -------- --------- -------- ------------ ------------ ------------- --------- ----------
Number of
Accumulation Units
Outstanding at end
of period             964,154   525,000      N/A       N/A      N/A          N/A          N/A           N/A       N/A        N/A
-------------------- --------- --------- -------- --------- -------- ------------ ------------ ------------- --------- ----------

Thrivent Partner International Stock Subaccount/1/
-------------------- ---------- ---------- ---------- ---------- ----------- ------------ -------------- ----------- ------ -------
                       2003       2002       2001       2000       1999         1998          1997          1996     1995    1994
-------------------- ---------- ---------- ---------- ---------- ----------- ------------ -------------- ----------- ------ -------
Accumulation Unit
Value:
-------------------- ---------- ---------- ---------- ---------- ----------- ------------ -------------- ----------- ------ -------
Beginning of period       $9.01     $11.03     $14.12     $17.02     $12.83       $11.11         $10.93      $10.00    N/A     N/A
-------------------- ---------- ---------- ---------- ---------- ----------- ------------ -------------- ----------- ------ -------
End of period            $11.69      $9.01     $11.03     $14.12     $17.02       $12.83         $11.11      $10.93    N/A     N/A
-------------------- ---------- ---------- ---------- ---------- ----------- ------------ -------------- ----------- ------ -------
Number of
Accumulation Units
Outstanding at end
of period            10,366,883 11,565,723 13,795,948 14,909,995 13,003,269   12,306,954     12,001,805   8,406,625    N/A     N/A
-------------------- ---------- ---------- ---------- ---------- ----------- ------------ -------------- ----------- ------ -------

Thrivent Partner All Cap Subaccount/3/
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
                        2003        2002        2001      2000     1999     1998        1997        1996       1995        1994
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
Beginning of period       $6.28      $10.30      $10.00     N/A      N/A      N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
End of period             $7.67       $6.28      $10.30     N/A      N/A      N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period             1,720,705   1,946,608     148,542     N/A      N/A      N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------

Thrivent Large Cap Growth Subaccount
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
                       2003       2002       2001       2000       1999       1998       1997       1996       1995       1994
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
Accumulation Unit
Value:
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
Beginning of period      $35.70     $51.57     $64.49     $68.60     $48.27     $38.02     $29.52     $24.38     $17.95     $19.04
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
End of period            $46.08     $35.70     $51.57     $64.49     $68.60     $48.27     $38.02     $29.52     $24.38     $17.95
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period            22,162,134 25,729,422 34,412,374 38,005,259 39,848,868 40,609,569 40,950,649 39,275,957 37,698,847 34,921,280
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------

Thrivent Large Cap Growth II Subaccount/3/
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
                        2003        2002        2001      2000     1999     1998        1997        1996       1995        1994
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
Beginning of period       $7.32      $10.08      $10.00     N/A      N/A      N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
End of period             $8.89       $7.32      $10.08     N/A      N/A      N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period             1,291,106   1,182,783     131,703     N/A      N/A      N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------

Thrivent Partner Growth Stock Subaccount/3/
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
                        2003        2002        2001      2000     1999     1998        1997        1996       1995        1994
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
Beginning of period       $7.71      $10.15      $10.00     N/A      N/A      N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
End of period            $10.00       $7.71      $10.15     N/A      N/A      N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period             1,846,949   1,705,359     135,529     N/A      N/A      N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- ------- -------- -------- ----------- ----------- ---------- -----------

Thrivent Large Cap Stock Subaccount/4/
-------------------- ----------- ----------- -------- ------- -------- ----------- ----------- ----------- ---------- -----------
                        2003        2002       2001    2000     1999        1998        1997        1996       1995        1994
-------------------- ----------- ----------- -------- ------- -------- ----------- ----------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ----------- -------- ------- -------- ----------- ----------- ----------- ---------- -----------
Beginning of period       $8.12      $10.00      N/A     N/A      N/A         N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- ------- -------- ----------- ----------- ----------- ---------- -----------
End of period             $9.74       $8.12      N/A     N/A      N/A         N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- ------- -------- ----------- ----------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period             2,152,631     694,748      N/A     N/A      N/A         N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- ------- -------- ----------- ----------- ----------- ---------- -----------

Thrivent Large Cap Value Subaccount/3/
-------------------- ----------- ----------- ----------- -------- -------- ------- ----------- ----------- ---------- -----------
                        2003        2002        2001       2000     1999    1998        1997        1996       1995        1994
-------------------- ----------- ----------- ----------- -------- -------- ------- ----------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ----------- ----------- -------- -------- ------- ----------- ----------- ---------- -----------
Beginning of period       $7.72      $10.13      $10.00      N/A      N/A     N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- -------- -------- ------- ----------- ----------- ---------- -----------
End of period             $9.72       $7.72      $10.13      N/A      N/A     N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- -------- -------- ------- ----------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period             5,813,172   4,898,403     187,673      N/A      N/A     N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- -------- -------- ------- ----------- ----------- ---------- -----------

Thrivent Large Cap Index Subaccount/4/
-------------------- ----------- ----------- -------- ------- --------- ----------- ----------- ----------- ---------- -----------
                        2003        2002       2001    2000      1999        1998        1997        1996       1995        1994
-------------------- ----------- ----------- -------- ------- --------- ----------- ----------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ----------- -------- ------- --------- ----------- ----------- ----------- ---------- -----------
Beginning of period       $8.21      $10.00      N/A     N/A       N/A         N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- ------- --------- ----------- ----------- ----------- ---------- -----------
End of period            $10.41       $8.21      N/A     N/A       N/A         N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- ------- --------- ----------- ----------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period             1,679,602     700,953      N/A     N/A       N/A         N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- ------- --------- ----------- ----------- ----------- ---------- -----------

Thrivent Real Estate Securities Subaccount/5/
-------------------- ----------- ----------- -------- ---------- -------- ----------- -------- ----------- ---------- -----------
                        2003        2002       2001       2000     1999        1998     1997        1996       1995        1994
-------------------- ----------- ----------- -------- ---------- -------- ----------- -------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ----------- -------- ---------- -------- ----------- -------- ----------- ---------- -----------
Beginning of period      $10.00         N/A      N/A        N/A      N/A         N/A      N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- ---------- -------- ----------- -------- ----------- ---------- -----------
End of period            $12.91         N/A      N/A        N/A      N/A         N/A      N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- ---------- -------- ----------- -------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period               624,853         N/A      N/A        N/A      N/A         N/A      N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- ---------- -------- ----------- -------- ----------- ---------- -----------

Thrivent Balanced Subaccount/4/
-------------------- ----------- ----------- -------- ---------- -------- ----------- -------- ----------- ---------- -----------
                        2003        2002       2001       2000     1999        1998     1997        1996       1995        1994
-------------------- ----------- ----------- -------- ---------- -------- ----------- -------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ----------- -------- ---------- -------- ----------- -------- ----------- ---------- -----------
Beginning of period       $9.26      $10.00      N/A        N/A      N/A         N/A      N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- ---------- -------- ----------- -------- ----------- ---------- -----------
End of period            $10.73       $9.26      N/A        N/A      N/A         N/A      N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- ---------- -------- ----------- -------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period             1,454,579     817,126      N/A        N/A      N/A         N/A      N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- ---------- -------- ----------- -------- ----------- ---------- -----------

Thrivent High Yield Subaccount
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
                       2003       2002        2001      2000       1999       1998       1997        1996       1995       1994
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Accumulation Unit
Value:
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Beginning of period      $19.81     $21.93     $23.02     $29.28     $26.78     $27.50     $24.35      $22.06     $18.64    $19.71
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
End of period            $25.08     $19.81     $21.93     $23.02     $29.28     $26.78     $27.50      $24.35     $22.06    $18.64
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period            14,069,694 16,106,187 21,648,532 25,120,689 28,113,688 30,755,311 31,175,954  29,861,418 28,924,180 28,230,326
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- -----------

Thrivent Partner High Yield Subaccount/4/
-------------------- ----------- ----------- -------- -------- -------- ----------- ----------- ----------- ---------- -----------
                        2003        2002       2001     2000     1999        1998        1997        1996       1995        1994
-------------------- ----------- ----------- -------- -------- -------- ----------- ----------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ----------- -------- -------- -------- ----------- ----------- ----------- ---------- -----------
Beginning of period       $9.87      $10.00      N/A      N/A      N/A         N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- -------- -------- ----------- ----------- ----------- ---------- -----------
End of period            $12.24       $9.87      N/A      N/A      N/A         N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- -------- -------- ----------- ----------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period               502,089     202,646      N/A      N/A      N/A         N/A         N/A         N/A        N/A         N/A
-------------------- ----------- ----------- -------- -------- -------- ----------- ----------- ----------- ---------- -----------

Thrivent Income Subaccount
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
                        2003        2002       2001       2000       1999       1998       1997       1996       1995      1994
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
Accumulation Unit
Value:
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
Beginning of period      $26.52     $25.35     $23.88     $21.87     $22.57     $20.86     $19.39     $18.98     $16.07     $17.05
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
End of period            $28.46     $26.52     $25.35     $23.88     $21.87     $22.57     $20.86     $19.39     $18.98     $16.07
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period            16,486,382 20,490,429 24,422,984 25,122,916 28,451,334 29,930,726 29,190,381 31,200,437 33,922,942 34,668,366
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------

Thrivent Bond Index Subaccount/4/
-------------------- ----------- ----------- --------- ------- ----------- ----------- -------- ----------- ---------- -----------
                        2003        2002        2001    2000        1999        1998     1997        1996       1995        1994
-------------------- ----------- ----------- --------- ------- ----------- ----------- -------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ----------- --------- ------- ----------- ----------- -------- ----------- ---------- -----------
Beginning of period      $10.71      $10.00       N/A     N/A         N/A         N/A      N/A         N/A        N/A         N/A
-------------------- ----------- ----------- --------- ------- ----------- ----------- -------- ----------- ---------- -----------
End of period            $10.98      $10.71       N/A     N/A         N/A         N/A      N/A         N/A        N/A         N/A
-------------------- ----------- ----------- --------- ------- ----------- ----------- -------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period             1,506,286   1,349,942       N/A     N/A         N/A         N/A      N/A         N/A        N/A         N/A
-------------------- ----------- ----------- --------- ------- ----------- ----------- -------- ----------- ---------- -----------

Thrivent Limited Maturity Bond Subaccount/3/
-------------------- ----------- ----------- ----------- -------- --------- -------- -------- ----------- ---------- -----------
                        2003        2002        2001       2000      1999     1998     1997        1996       1995        1994
-------------------- ----------- ----------- ----------- -------- --------- -------- -------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- ----------- ----------- -------- --------- -------- -------- ----------- ---------- -----------
Beginning of period      $10.39       $9.93      $10.00      N/A       N/A      N/A      N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- -------- --------- -------- -------- ----------- ---------- -----------
End of period            $10.74      $10.39       $9.93      N/A       N/A      N/A      N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- -------- --------- -------- -------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period             5,012,422   5,336,271     469,763      N/A       N/A      N/A      N/A         N/A        N/A         N/A
-------------------- ----------- ----------- ----------- -------- --------- -------- -------- ----------- ---------- -----------

Thrivent Mortgage Securities Subaccount/5/
-------------------- ----------- --------- --------- -------- --------- ----------- ----------- ----------- ---------- -----------
                        2003        2002      2001     2000      1999        1998        1997        1996       1995        1994
-------------------- ----------- --------- --------- -------- --------- ----------- ----------- ----------- ---------- -----------
Accumulation Unit
Value:
-------------------- ----------- --------- --------- -------- --------- ----------- ----------- ----------- ---------- -----------
Beginning of period      $10.00       N/A       N/A      N/A       N/A         N/A         N/A         N/A        N/A         N/A
-------------------- ----------- --------- --------- -------- --------- ----------- ----------- ----------- ---------- -----------
End of period            $10.11       N/A       N/A      N/A       N/A         N/A         N/A         N/A        N/A         N/A
-------------------- ----------- --------- --------- -------- --------- ----------- ----------- ----------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period               292,382       N/A       N/A      N/A       N/A         N/A         N/A         N/A        N/A         N/A
-------------------- ----------- --------- --------- -------- --------- ----------- ----------- ----------- ---------- -----------

Thrivent Money Market Subaccount
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
                      2003       2002        2001       2000       1999       1998       1997       1996       1995       1994
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
Accumulation Unit
Value:
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
Beginning of period       $1.81      $1.81      $1.76      $1.67      $1.61      $1.55      $1.48      $1.43      $1.36      $1.33
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
End of period             $1.81      $1.81      $1.81      $1.76      $1.67      $1.61      $1.55      $1.48      $1.43      $1.36
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
Number of
Accumulation Units
Outstanding at end
of period            32,435,679 65,743,168 89,170,526 74,065,256 83,641,287 60,691,110 41,033,991 37,465,708 28,959,961 23,631,217
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------

/1/ The Subaccount commenced operations on January 18, 1996.
/2/ The Subaccount commenced operations on January 30, 1998.
/3/ The Subaccounts commenced operations on November 30, 2001.
/4/ The Subaccounts commenced operations on April 30, 2002.
/5/ The Subaccounts commenced operations on April 30, 2003.

TLIC VARIABLE ANNUITY ACCOUNT A

Statement of Additional Information
Dated May 1, 2004

For

Flexible Premium Deferred Variable Annuity Contract

Issued By

THRIVENT LIFE INSURANCE COMPANY

                          Service Center:                                 Corporate Office:
                          4321 North Ballard Road                         625 Fourth Avenue South
                          Appleton, WI 54919-0001                         Minneapolis, MN 55415-1665
                          Telephone:  800-THRIVENT                        Telephone:  800-THRIVENT
                          E-mail:  mail@thrivent.com                      E-mail:  mail@thrivent.com

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus dated May 1, 2004 (the "Prospectus") describing a flexible premium deferred variable annuity contract (the "Contract") previously offered by Thrivent Life Insurance Company ("Thrivent Life"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, WI 54919, by calling 800-THRIVENT (847-4836), or by accessing the Securities and Exchange Commission's Web site at www.sec.gov.

Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

Introduction

Administration of the Contracts

Distribution of the Contracts

Standard and Poor's Disclaimer

Independent Auditors and Financial Statements

Financial Statements of Variable Account

Financial Statements of Thrivent Life

INTRODUCTION

The Contract was issued by Thrivent Life, a stock life insurance company that is an indirect subsidiary of Thrivent Financial for Lutherans ("Thrivent Financial"), a fraternal benefit society organized under Wisconsin law. Thrivent Life began operating by its current name on or about June 13, 2003. Prior to that date, Thrivent Life did business as Lutheran Brotherhood Variable Insurance Products Company. The Contract may have been sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of Thrivent Life and/or to the Fixed Account (which is the general account of Thrivent Life, and which pays interest at a guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. ( a "Fund"), which is an open-end management investment company (commonly known as a "mutual fund"). The prospectus for the Fund that accompany the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Life.

ADMINISTRATION OF THE CONTRACTS

Thrivent Financial performs certain investment and administrative duties for Thrivent Life pursuant to a written agreement. This agreement includes services performed for the administration of the Contracts along with other insurance products issued by Thrivent Life. The agreement is automatically renewed each year, unless either party terminates it. Under this agreement, Thrivent Life pays Thrivent Financial for salary costs and other services and an amount for indirect costs incurred through Thrivent Life's use of Thrivent Financial's personnel and facilities. During 2003, 2002, and 2001, Thrivent Life paid Thrivent Financial $11.22 million, $16.77 million, and $22.23 million, respectively, for all services provided pursuant to this agreement.

DISTRIBUTION OF THE CONTRACTS

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which Thrivent Life and the Variable Account are also parties. The Contracts are no longer sold.

There are no special purchase plans or exchange privileges not described in the Prospectus (see "THE CONTRACTS--Transfers" in the Prospectus).

No charge for sales expense is deducted from premiums at the time premiums are paid. However, a surrender charge, which may be deemed to be a contingent deferred sales charge, is deducted from the Accumulation Value of the Contract in the case where the Contract is surrendered, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin, under the circumstances described in, and in amounts calculated as described in, the Prospectus under the heading "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)".

STANDARD AND POOR'S DISCLAIMER

The Contracts are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Contracts or any member of the public regarding the advisability of investing in securities generally or in the Contracts particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P's only relationship to Thrivent Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the Contracts. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contracts or in the determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the Contracts.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by AAL, owners of the Contracts, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500(R) or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

The financial statements of Thrivent Life Insurance Company at December 31, 2003 and 2002, and for the yesrs then ended, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, and for the year ended December 31, 2001 by PricewaterhouseCoopers LLP, independent accountants, as set forth in their respective reports thereon appearing elsewhere herein, which are included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.

The financial statements of TLIC Variable Annuity Account A at December 31, 2003 and for the periods indicated therein therein, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Life included in this Statement of Additional Information and Registration Statement should be considered as bearing only upon the ability of Thrivent Life Insurance Company to meet its obligations under the Contracts. The value of the interests of Contract Owners, Annuitants and Beneficiaries under the Contracts are affected primarily by the investment experience of the Subaccounts of the Variable Account.

Report of Independent Auditors

The Board of Directors and Contractholders
Thrivent Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of TLIC Variable Annuity Account A (the Account) (comprising, respectively, the Technology Stock, Small Cap Growth, Opportunity Growth, Small Cap Stock, Small Cap Index, Small Cap Value, Mid Cap Select Growth, Mid Cap Growth, Mid Cap Stock, Mid Cap Index, World Growth, International, All Cap, Growth, Investors Growth, Growth Stock, Capital Growth, Large Company Index, Value, Real Estate Securities, Balanced, High Yield, High Yield Bond, Income, Bond Index, Limited Maturity Bond, Mortgage Securities, and Money Market Subaccounts) as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods indicated herein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the affiliated transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the TLIC Variable Annuity Account A at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
ERNST & YOUNG LLP

Minneapolis, Minnesota
March 19, 2004

                                                      TLIC VARIABLE ANNUITY ACCOUNT A
                                                    Statements of Assets and Liablities

                                            -------------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------------
                                                Technology            Small Cap            Opportunity            Small Cap
                                                   Stock                Growth                Growth                Stock
As of December 31, 2003                         Subaccount            Subaccount            Subaccount            Subaccount
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                              $ 3,438,671          $ 9,966,655          $ 78,422,130           $ 4,528,178
Receivable from Thrivent for units issued                     -                1,503                35,062                     -
                                            -------------------------------------------------------------------------------------
     Total Assets                                     3,438,671            9,968,158            78,457,192             4,528,178

Liabilities:
Payable to Thrivent for annuity reserve
  adjustment                                                115                    -                     -                    82
                                            -------------------------------------------------------------------------------------
     Total Liabilities                                      115                    -                     -                    82
                                            -------------------------------------------------------------------------------------
Net Assets                                          $ 3,438,556          $ 9,968,158          $ 78,457,192           $ 4,528,096
                                            =====================================================================================

Net Assets Applicable to Annuity
  Contract Holders:
Contracts in accumulation period                    $ 3,418,772          $ 9,899,777          $ 77,382,346           $ 4,500,116
Reserves for contracts in annuity payment
   period (note 2)                                       19,784               68,381             1,074,846                27,980
                                            -------------------------------------------------------------------------------------
     Net Assets                                     $ 3,438,556          $ 9,968,158          $ 78,457,192           $ 4,528,096
                                            =====================================================================================

Accumulation units outstanding                          314,936              914,709             7,586,513               420,820
Unit Value (accumulation)                                $10.86               $10.82                $10.20                $10.69

Series funds, at cost                               $ 2,941,802          $ 8,959,538          $ 91,959,150           $ 3,715,875
Series funds shares owned                               495,222              900,013             7,928,395               366,811

                                            -------------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------------
                                                 Small Cap            Small Cap              Mid Cap               Mid Cap
                                                   Index                Value             Select Growth             Growth
As of December 31, 2003                         Subaccount            Subaccount            Subaccount            Subaccount
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                             $ 10,630,279          $ 2,349,690           $ 7,821,457         $ 134,294,940
Receivable from Thrivent for units issued                   610                  295                 1,022                88,211
                                            -------------------------------------------------------------------------------------
     Total Assets                                    10,630,889            2,349,985             7,822,479  -        134,383,151

Liabilities:
Payable to Thrivent for annuity reserve
  adjustment                                                  -                    -                     -                     -
                                            -------------------------------------------------------------------------------------
     Total Liabilities                                        -                    -                     -                     -
                                            -------------------------------------------------------------------------------------
Net Assets                                         $ 10,630,889          $ 2,349,985           $ 7,822,479         $ 134,383,151
                                            =====================================================================================

Net Assets Applicable to Annuity
  Contract Holders:
Contracts in accumulation period                   $ 10,556,726          $ 2,336,831           $ 7,796,213         $ 132,257,780
Reserves for contracts in annuity payment
   period (note 2)                                       74,163               13,154                26,265             2,125,371
                                            -------------------------------------------------------------------------------------
     Net Assets                                    $ 10,630,889          $ 2,349,985           $ 7,822,479         $ 134,383,151
                                            =====================================================================================

Accumulation units outstanding                        1,003,693              166,307               972,723             9,243,292
Unit Value (accumulation)                                $10.52               $14.05                 $8.01                $14.31

Series funds, at cost                               $ 8,522,497          $ 2,120,154           $ 7,994,069         $ 146,300,677
Series funds shares owned                               671,345              171,169               955,526            10,264,921

                                            -------------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------------
                                                  Mid Cap              Mid Cap                World
                                                   Stock                Index                 Growth            International
As of December 31, 2003                         Subaccount            Subaccount            Subaccount            Subaccount
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                              $ 3,186,359         $ 10,387,539         $ 123,235,260           $ 2,455,777
Receivable from Thrivent for units issued                   154                1,990                75,415                   138
                                            -------------------------------------------------------------------------------------
     Total Assets                                     3,186,513           10,389,529           123,310,675             2,455,915

Liabilities:
Payable to Thrivent for annuity reserve
   adjustment                                                 -                    -                     -                     -
                                            -------------------------------------------------------------------------------------
     Total Liabilities                                        -                    -                     -                     -
                                            -------------------------------------------------------------------------------------
Net Assets                                          $ 3,186,513         $ 10,389,529         $ 123,310,675           $ 2,455,915
                                            =====================================================================================

Net Assets Applicable to Annuity
   Contract Holders:
Contracts in accumulation period                    $ 3,176,104         $ 10,287,692         $ 121,227,890           $ 2,420,944
Reserves for contracts in annuity payment
   period (note 2)                                       10,409              101,837             2,082,785                34,971
                                            -------------------------------------------------------------------------------------
     Net Assets                                     $ 3,186,513         $ 10,389,529         $ 123,310,675           $ 2,455,915
                                            =====================================================================================

Accumulation units outstanding                          300,513              964,154            10,366,883               187,006
Unit Value (accumulation)                                $10.57               $10.67                $11.69                $12.95

Series funds, at cost                               $ 2,696,620          $ 8,581,990         $ 127,922,797           $ 2,224,762
Series funds shares owned                               317,518              901,109            11,600,250               269,386

                                 The accompanying notes are an integral part of these financial statements.

                                            -------------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------------
                                                                                             Investors              Growth
                                                  All Cap               Growth                Growth                Stock
As of December 31, 2003                         Subaccount            Subaccount            Subaccount            Subaccount
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                             $ 13,276,240       $ 1,041,802,584          $ 11,542,990         $ 18,601,138
Receivable from Thrivent for units issued                     -               643,978                 1,319                2,171
                                            -------------------------------------------------------------------------------------
     Total Assets                                    13,276,240         1,042,446,562            11,544,309           18,603,309

Liabilities:
Payable to Thrivent for annuity reserve
   adjustment                                               322                     -                     -                    -
                                            -------------------------------------------------------------------------------------
     Total Liabilities                                      322                     -                     -                    -
                                            -------------------------------------------------------------------------------------
Net Assets                                         $ 13,275,918       $ 1,042,446,562          $ 11,544,309         $ 18,603,309
                                            =====================================================================================

Net Assets Applicable to Annuity
  Contract Holders:
Contracts in accumulation period                   $ 13,205,632       $ 1,021,232,192          $ 11,479,685         $ 18,462,923
Reserves for contracts in annuity payment
   period (note 2)                                       70,286            21,214,370                64,625              140,386
                                            -------------------------------------------------------------------------------------
     Net Assets                                    $ 13,275,918       $ 1,042,446,562          $ 11,544,309         $ 18,603,309
                                            =====================================================================================

Accumulation units outstanding                        1,720,705            22,162,134             1,291,105            1,846,949
Unit Value (accumulation)                                 $7.67                $46.08                 $8.89               $10.00

Series funds, at cost                              $ 15,438,965       $ 1,365,859,725          $ 11,461,542         $ 16,867,960
Series funds shares owned                             1,695,626            75,625,011             1,270,974            1,824,965

                                            -------------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------------
                                                  Capital            Large Company                               Real Estate
                                                  Growth                 Index                 Value              Securities
As of December 31, 2003                         Subaccount            Subaccount            Subaccount            Subaccount
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                             $ 21,160,197          $ 17,723,556          $ 57,012,013          $ 8,095,949
Receivable from Thrivent for units issued                     -                 3,825                11,369                    -
                                            -------------------------------------------------------------------------------------
     Total Assets                                    21,160,197            17,727,381            57,023,382            8,095,949

Liabilities:
Payable to Thrivent for annuity reserve
   adjustment                                            26,642                     -                     -                   80
                                            -------------------------------------------------------------------------------------
     Total Liabilities                                   26,642                     -                     -                   80
                                            -------------------------------------------------------------------------------------
Net Assets                                         $ 21,133,555          $ 17,727,381          $ 57,023,382          $ 8,095,869
                                            =====================================================================================

Net Assets Applicable to Annuity
   Contract Holders:
Contracts in accumulation period                   $ 20,974,196          $ 17,481,635          $ 56,505,203          $ 8,064,836
Reserves for contracts in annuity payment
   period (note 2)                                      159,359               245,745               518,178               31,033
                                            -------------------------------------------------------------------------------------
     Net Assets                                    $ 21,133,555          $ 17,727,381          $ 57,023,382          $ 8,095,869
                                            =====================================================================================

Accumulation units outstanding                        2,152,631             1,679,602             5,813,172              624,853
Unit Value (accumulation)                                 $9.74                $10.41                 $9.72               $12.91

Series funds, at cost                              $ 19,013,355          $ 15,228,988          $ 53,924,270          $ 7,444,972
Series funds shares owned                             2,473,257               895,762             5,843,191              639,450

                                            -------------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------------
                                                                         High               High Yield
                                                 Balanced                Yield                 Bond                 Income
As of December 31, 2003                         Subaccount            Subaccount            Subaccount            Subaccount
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                             $ 15,717,419         $ 361,742,814           $ 6,394,353        $ 479,179,528
Receivable from Thrivent for units issued                     -               326,385                     -              292,754
                                            -------------------------------------------------------------------------------------
     Total Assets                                    15,717,419           362,069,199             6,394,353          479,472,282

Liabilities:
Payable to Thrivent for annuity reserve
   adjustment                                             2,408                     -                   630                    -
                                            -------------------------------------------------------------------------------------
     Total Liabilities                                    2,408                     -                   630                    -
                                            -------------------------------------------------------------------------------------
Net Assets                                         $ 15,715,011         $ 362,069,199           $ 6,393,723        $ 479,472,282
                                            =====================================================================================

Net Assets Applicable to Annuity
   Contract Holders:
Contracts in accumulation period                   $ 15,608,115         $ 352,878,511           $ 6,148,049        $ 469,228,039
Reserves for contracts in annuity
   payment period (note 2)                              106,895             9,190,688               245,674           10,244,243
                                            -------------------------------------------------------------------------------------
     Net Assets                                    $ 15,715,011         $ 362,069,199           $ 6,393,723        $ 479,472,282
                                            =====================================================================================

Accumulation units outstanding                        1,454,579            14,069,694               502,089           16,486,382
Unit Value (accumulation)                                $10.73                $25.08                $12.24               $28.46

Series funds, at cost                              $ 14,343,810         $ 587,523,160           $ 5,831,315        $ 464,908,363
Series funds shares owned                             1,087,357            70,364,290               948,689           46,978,846

                                 The accompanying notes are an integral part of these financial statements.

                                            -------------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------------
                                                   Bond            Limited Maturity          Mortgage               Money
                                                   Index                 Bond               Securities              Market
As of December 31, 2003                         Subaccount            Subaccount            Subaccount            Subaccount
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                             $ 16,623,861          $ 54,452,618           $ 2,968,181         $ 59,697,492
Receivable from Thrivent for units issued                     -                 6,082                   359               23,649
                                            -------------------------------------------------------------------------------------
     Total Assets                                    16,623,861            54,458,700             2,968,540           59,721,141

Liabilities:
Payable to Thrivent for annuity reserve
   adjustment                                            12,304                     -                     -                    -
                                            -------------------------------------------------------------------------------------
     Total Liabilities                                   12,304                     -                     -                    -
                                            -------------------------------------------------------------------------------------

Net Assets                                         $ 16,611,557          $ 54,458,700           $ 2,968,540         $ 59,721,141
                                            =====================================================================================

Net Assets Applicable to Annuity
   Contract Holders:
Contracts in accumulation period                   $ 16,532,705          $ 53,814,443           $ 2,955,912         $ 58,663,986
Reserves for contracts in annuity
   payment period (note 2)                               78,853               644,257                12,628            1,057,155
                                            -------------------------------------------------------------------------------------
     Net Assets                                    $ 16,611,557          $ 54,458,700           $ 2,968,540         $ 59,721,141
                                            =====================================================================================

Accumulation units outstanding                        1,506,286             5,012,422               292,382           32,435,679
Unit Value (accumulation)                                $10.98                $10.74                $10.11                $1.81

Series funds, at cost                              $ 16,586,705          $ 53,552,162           $ 2,950,779         $ 59,697,492
Series funds shares owned                             1,571,046             5,334,360               296,975           59,697,492

                 The accompanying notes are an integral part of these financial statements.

               TLIC VARIABLE ANNUITY ACCOUNT A
                  Statements of Operations

                                                    Technology           Small Cap          Opportunity           Small Cap
For the year ended December 31, 2003,                  Stock               Growth              Growth               Stock
exept as indicated /1/                              Subaccount           Subaccount          Subaccount          Subaccount
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

Dividends                                                      $ -                  $ -                 $ - #             $ 174
Mortality and expense risk charges                         (15,866)             (86,553)           (735,157)#           (26,697)
                                                 -------------------------------------------------------------------------------
     Net Investment Income (Loss)                          (15,866)             (86,553)           (735,157)#           (26,523)

Net realized and unrealized gain (loss)
   on investments
Net realized gain (loss) on investments                     16,836             (228,909)         (5,401,905)#            20,801
Capital gain distributions                                       -                    -                   -                   -
Change in unrealized appreciation
  (depreciation) of investments                            514,747            3,124,048          29,140,350 #           908,191
                                                 -------------------------------------------------------------------------------
     Net Gain (Loss) on Investments                        531,583            2,895,139          23,738,445 #           928,992
                                                 -------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                             $ 515,717          $ 2,808,586        $ 23,003,288 #         $ 902,469
                                                 ===============================================================================

                                                     Small Cap           Small Cap            Mid Cap              Mid Cap
For the year ended December 31, 2003,                  Index               Value           Select Growth           Growth
exept as indicated /1/                               Subaccount         Subaccount          Subaccount          Subaccount
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

Dividends                                                 $ 18,861                $ 934                 $ -                 $ -
Mortality and expense risk charges                         (73,010)              (7,264)            (73,730)         (1,287,905)
                                                 -------------------------------------------------------------------------------
     Net Investment Income (Loss)                          (54,149)              (6,330)            (73,730)         (1,287,905)

Net realized and unrealized gain (loss)
   on investments
Net realized gain (loss) on investments                     37,002                3,114            (621,577)         (7,711,938)
Capital gain distributions                                       -               69,006                   -                   -
Change in unrealized appreciation
  (depreciation) of investments                          2,349,163              229,536           2,743,656          43,333,264
                                                 -------------------------------------------------------------------------------
     Net Gain (Loss) on Investments                      2,386,165              301,656           2,122,079          35,621,326
                                                 -------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                           $ 2,332,016            $ 295,326         $ 2,048,349        $ 34,333,421
                                                 ===============================================================================

                                                      Mid Cap             Mid Cap              World
For the year ended December 31, 2003,                  Stock               Index               Growth           International
except as indicated /1/                            Subaccount            Subaccount          Subaccount          Subaccount
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

Dividends                                                  $ 6,403             $ 56,025         $ 1,601,316            $ 24,870
Mortality and expense risk charges                         (19,843)             (74,817)         (1,168,888)             (7,390)
                                                 -------------------------------------------------------------------------------
     Net Investment Income (Loss)                          (13,440)             (18,792)            432,428              17,480

Net realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      7,885               28,846          (9,945,078)              8,195
Capital gain distributions                                       -               57,969                   -                   -
Change in unrealized appreciation
  (depreciation) of investments                            547,148            2,077,875          38,245,159             231,015
                                                 -------------------------------------------------------------------------------
     Net Gain (Loss) on Investments                        555,033            2,164,690          28,300,081             239,210
                                                 -------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                             $ 541,593          $ 2,145,898        $ 28,732,509           $ 256,690
                                                 ===============================================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.

                                 The accompanying notes are an integral part of these financial statements.

                                                                                             Investors             Growth
For the year ended December 31, 2003,                 All Cap              Growth              Growth               Stock
except as indicated /1/                             Subaccount           Subaccount          Subaccount          Subaccount
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

Dividends                                                 $ 18,657          $ 5,232,431             $ 8,850            $ 30,371
Mortality and expense risk charges                        (136,947)         (10,516,615)           (110,134)           (165,732)
                                                 -------------------------------------------------------------------------------
     Net Investment Income (Loss)                         (118,290)          (5,284,184)           (101,284)           (135,361)

Net realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 (1,014,033)         (91,974,722)           (224,909)           (278,995)
Capital gain distributions                                       -                    -                   -                   -
Change in unrealized appreciation
   (depreciation) of investments                         3,656,438          340,710,160           2,261,366           4,395,868
                                                 -------------------------------------------------------------------------------
     Net Gain (Loss) on Investments                      2,642,405          248,735,438           2,036,457           4,116,873
                                                 -------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                           $ 2,524,115        $ 243,451,254         $ 1,935,173         $ 3,981,512
                                                 ===============================================================================

                                                      Capital          Large Company                             Real Estate
For the year ended December 31, 2003,                 Growth               Index               Value             Securities
except as indicated /1/                             Subaccount           Subaccount          Subaccount          Subaccount
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

Dividends                                                 $ 98,023             $ 97,609           $ 520,907           $ 150,182
Mortality and expense risk charges                        (137,138)            (114,050)           (506,270)            (26,551)
                                                 -------------------------------------------------------------------------------
     Net Investment Income (Loss)                          (39,115)             (16,441)             14,637             123,631

Net realized and unrealized gain (loss)
   on investments
Net realized gain (loss) on investments                      8,066                8,367            (256,491)              2,135
Capital gain distributions                                       -                    -                   -              61,766
Change in unrealized appreciation
  (depreciation) of investments                          2,483,728            2,777,452          11,468,082             650,978
                                                 -------------------------------------------------------------------------------
     Net Gain (Loss) on Investments                      2,491,794            2,785,819          11,211,591             714,879
                                                 -------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                           $ 2,452,679          $ 2,769,378        $ 11,226,228           $ 838,510
                                                 ===============================================================================

                                                                                             High Yield
For the year ended December 31, 2003,                Balanced            High Yield             Bond               Income
except as indicated /1/                             Subaccount           Subaccount          Subaccount          Subaccount
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

Dividends                                                $ 279,447         $ 30,903,420           $ 320,125        $ 23,204,955
Mortality and expense risk charges                        (124,113)          (3,762,322)            (45,276)         (5,705,275)
                                                 -------------------------------------------------------------------------------
     Net Investment Income (Loss)                          155,334           27,141,098             274,849          17,499,680

Net realized and unrealized gain (loss)
   on investments
Net realized gain (loss) on investments                    (24,975)         (41,738,230)             28,293           1,823,172
Capital gain distributions                                       -                    -                   -                   -
Change in unrealized appreciation
  (depreciation) of investments                          1,634,706           94,700,483             529,398          17,569,590
                                                 -------------------------------------------------------------------------------
     Net Gain (Loss) on Investments                      1,609,731           52,962,253             557,691          19,392,762
                                                 -------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                           $ 1,765,065         $ 80,103,351           $ 832,540        $ 36,892,442
                                                 ===============================================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.

                                 The accompanying notes are an integral part of these financial statements.

                                                       Bond               Limited             Mortgage              Money
For the year ended December 31, 2003,                  Index           Maturity Bond         Securities            Market
except as indicated /1/                             Subaccount           Subaccount          Subaccount          Subaccount
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

Dividends                                                $ 724,832          $ 1,655,395            $ 33,605           $ 766,784
Mortality and expense risk charges                        (186,783)            (636,526)            (11,805)           (981,466)
                                                 -------------------------------------------------------------------------------
     Net Investment Income (Loss)                          538,049            1,018,869              21,800            (214,682)

Net realized and unrealized gain (loss)
   on investments
Net realized gain (loss) on investments                     50,120              271,903                (227)                  -
Capital gain distributions                                       -              558,106                   -                   -
Change in unrealized appreciation
  (depreciation) of investments                           (200,173)              56,240              17,402                   -
                                                 -------------------------------------------------------------------------------
     Net Gain (Loss) on Investments                       (150,053)             886,249              17,175                   -
                                                 -------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                             $ 387,996          $ 1,905,118            $ 38,975          $ (214,682)
                                                 ===============================================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.

                       The accompanying notes are an integral part of these financial statements.

                                                 TLIC VARIABLE ANNUITY ACCOUNT A
                                               Statements of Changes in Net Assets

                                                                 Technology                   Small Cap
                                                                    Stock                       Growth
                                                                 Subaccount                   Subaccount
For the years ended, except as indicated/1/               12/31/2003    12/31/2002     12/31/2003    12/31/2002
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                 $ (15,866)     $ (1,199)     $ (86,553)    $ (69,527)
Net realized gain (loss) from investment transactions           16,836       (27,149)      (228,909)     (270,884)
Change in unrealized appreciation (depreciation)
  of investments                                               514,747       (17,878)     3,124,048    (2,172,008)
                                                         ---------------------------------------------------------
     Net Change in Net Assets Resulting from Operations        515,717       (46,226)     2,808,586    (2,512,419)

Unit Transactions
Proceeds from units issued                                     382,304        39,072        632,071       634,085
Net asset value of units redeemed                              (70,709)       (4,875)    (1,919,132)     (630,031)
Annuity benefit payments                                          (589)            -         (2,639)       (1,409)
Adjustments to annuity reserves                                   (115)            -            773           730
Transfers between subaccounts including fixed account        2,254,888       369,090      1,507,872     8,198,553
                                                         ---------------------------------------------------------
     Net Change in Net Assets from Unit Transactions         2,565,778       403,287        218,945     8,201,928
                                                         ---------------------------------------------------------
Net Change in Net Assets                                     3,081,495       357,061      3,027,531     5,689,509

Net Assets Beginning of Period                                 357,061             -      6,940,627     1,251,118
                                                         ---------------------------------------------------------
Net Assets End of Period                                   $ 3,438,556     $ 357,061    $ 9,968,158   $ 6,940,627
                                                         =========================================================

                                                                 Opportunity                  Small Cap
                                                                   Growth                       Stock
                                                                 Subaccount                  Subaccount
For the years ended, except as indicated/1/               12/31/2003    12/31/2002     12/31/2003    12/31/2002
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                $ (735,157)   $ (740,387)     $ (26,523)     $ (4,782)
Net realized gain (loss) from investment transactions       (5,401,905)  (13,139,887)        20,801        (3,315)
Change in unrealized appreciation (depreciation) of
  investments                                               29,140,350   (23,473,192)       908,191       (95,887)
                                                         ---------------------------------------------------------
     Net Change in Net Assets Resulting from Operations     23,003,288   (37,353,466)       902,469      (103,984)

Unit Transactions
Proceeds from units issued                                   3,237,469     2,960,145        484,320        47,966
Net asset value of units redeemed                           (7,421,052)   (9,750,210)      (207,687)      (13,318)
Annuity benefit payments                                       (27,691)      (97,854)          (898)         (258)
Adjustments to annuity reserves                                 12,337        (4,818)           (57)          (25)
Transfers between subaccounts including fixed account       (2,975,445)  (20,547,964)     2,246,169     1,173,397
                                                         ---------------------------------------------------------
     Net Change in Net Assets from Unit Transactions        (7,174,381)  (27,440,701)     2,521,848     1,207,763

Net Change in Net Assets                                    15,828,907   (64,794,167)     3,424,317     1,103,779

Net Assets Beginning of Period                              62,628,285   127,422,452      1,103,779             -
                                                         ---------------------------------------------------------
Net Assets End of Period                                  $ 78,457,192  $ 62,628,285    $ 4,528,096   $ 1,103,779
                                                         =========================================================

                                                                  Small                Small Cap
                                                                  Index                  Value
                                                                Subaccount             Subaccount
For the years ended, except as indicated/1/               12/31/2003    12/31/2002     12/31/2003
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                 $ (54,149)    $ (14,632)      $ (6,330)
Net realized gain (loss) from investment transactions           37,002         6,077         72,120
Change in unrealized appreciation (depreciation) of
  investments                                                2,349,163      (241,382)       229,536
                                                         -------------------------------------------
     Net Change in Net Assets Resulting from Operations      2,332,016      (249,937)       295,326

Unit Transactions
Proceeds from units issued                                     818,676       174,741        253,862
Net asset value of units redeemed                             (567,630)     (121,513)       (28,885)
Annuity benefit payments                                        (8,729)          (82)          (264)
Adjustments to annuity reserves                                    656           (46)           295
Transfers between subaccounts including fixed account        4,457,830     3,794,908      1,829,651
                                                         -------------------------------------------
     Net Change in Net Assets from Unit Transactions         4,700,802     3,848,008      2,054,659
                                                         -------------------------------------------
Net Change in Net Assets                                     7,032,818     3,598,071      2,349,985

Net Assets Beginning of Period                               3,598,071             -              -
                                                         -------------------------------------------
Net Assets End of Period                                  $ 10,630,889   $ 3,598,071    $ 2,349,985
                                                         ===========================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

                    The accompanying notes are an integral part of these financial statements.

                                                                   Mid Cap                     Mid Cap
                                                                Select Growth                   Growth
                                                                  Subaccount                   Subaccount
For the years ended, except as indicated/1/               12/31/2003    12/31/2002     12/31/2003    12/31/2002
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                 $ (73,730)    $ (63,691)  $ (1,287,905) $ (1,384,196)
Net realized gain (loss) from investment transactions         (621,577)     (590,566)    (7,711,938)  (16,431,856)
Change in unrealized appreciation (depreciation) of
  investments                                                2,743,656    (2,974,800)    43,333,264   (31,125,974)
                                                         ---------------------------------------------------------
     Net Change in Net Assets Resulting from Operations      2,048,349    (3,629,057)    34,333,421   (48,942,026)

Unit Transactions
Proceeds from units issued                                     512,938       625,609      4,896,858     5,184,229
Net asset value of units redeemed                           (1,425,390)     (485,118)   (14,228,752)  (16,147,298)
Annuity benefit payments                                        (1,754)       (2,344)       (46,615)     (160,788)
Adjustments to annuity reserves                                    331           691         27,112       (18,613)
Transfers between subaccounts including fixed account          688,494     8,043,504     (1,114,599)  (18,212,217)
                                                         ---------------------------------------------------------
     Net Change in Net Assets from Unit Transactions          (225,379)    8,182,342    (10,465,996)  (29,354,687)
                                                         ---------------------------------------------------------
Net Change in Net Assets                                     1,822,970     4,553,285     23,867,425   (78,296,713)

Net Assets Beginning of Period                               5,999,509     1,446,224    110,515,726    188,812,439
                                                         ---------------------------------------------------------
Net Assets End of Period                                   $ 7,822,479   $ 5,999,509  $ 134,383,151 $ 110,515,726
                                                         =========================================================

                                                                   Mid Cap                     Mid Cap
                                                                    Stock                       Index
                                                                  Subaccount                   Subaccount
For the years ended, except as indicated 1                12/31/2003    12/31/2002     12/31/2003    12/31/2002
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                 $ (13,440)     $ (1,021)     $ (18,792)      $ 6,801
Net realized gain (loss) from investment transactions            7,885        (6,268)        86,815         6,166
Change in unrealized appreciation (depreciation) of
  investments                                                  547,148       (57,409)     2,077,875      (272,326)
                                                         ---------------------------------------------------------
     Net Change in Net Assets Resulting from Operations        541,593       (64,698)     2,145,898      (259,359)

Unit Transactions
Proceeds from units issued                                     465,049        54,444        825,064       210,045
Net asset value of units redeemed                             (114,071)      (21,754)      (741,847)     (191,714)
Annuity benefit payments                                          (157)            -         (9,240)         (283)
Adjustments to annuity reserves                                    154             -          1,992            (2)
Transfers between subaccounts including fixed account        1,289,303     1,036,650      3,959,230     4,449,746
                                                         ---------------------------------------------------------
     Net Change in Net Assets from Unit Transactions         1,640,278     1,069,340      4,035,199     4,467,791

Net Change in Net Assets                                     2,181,871     1,004,642      6,181,097     4,208,432

Net Assets Beginning of Period                               1,004,642             -      4,208,432             -
                                                         ---------------------------------------------------------
Net Assets End of Period                                   $ 3,186,513   $ 1,004,642   $ 10,389,529   $ 4,208,432
                                                         =========================================================

                                                                World Growth           International
                                                                 Subaccount            Subaccount
For the years ended, except as indicated/1/               12/31/2003    12/31/2002     12/31/2003
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                 $ 432,428    $ (753,203)      $ 17,480
Net realized gain (loss) from investment transactions       (9,945,078)  (11,241,637)         8,195
Change in unrealized appreciation (depreciation) of
  investments                                               38,245,159   (14,709,190)       231,015
                                                         -------------------------------------------
     Net Change in Net Assets Resulting from Operations     28,732,509   (26,704,030)       256,690

Unit Transactions
Proceeds from units issued                                   5,594,347     5,459,045        316,987
Net asset value of units redeemed                          (11,792,805)  (14,081,165)       (27,782)
Annuity benefit payments                                       (47,598)     (196,975)        (1,032)
Adjustments to annuity reserves                                 22,924           102            138
Transfers between subaccounts including fixed account       (5,061,089)  (12,995,895)     1,910,913
                                                         -------------------------------------------
     Net Change in Net Assets from Unit Transactions       (11,284,219)  (21,814,888)     2,199,225
                                                         -------------------------------------------
Net Change in Net Assets                                    17,448,290   (48,518,918)     2,455,915

Net Assets Beginning of Period                             105,862,385   154,381,303              -
                                                         -------------------------------------------
Net Assets End of Period                                 $ 123,310,675 $ 105,862,385    $ 2,455,915
                                                         ===========================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

                    The accompanying notes are an integral part of these financial statements.

                                                                  All Cap                      Growth
                                                                 Subaccount                   Subaccount
For the years ended, except as indicated/1/               12/31/2003    12/31/2002     12/31/2003    12/31/2002
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                $ (118,290)   $ (130,212)  $ (5,284,184) $ (6,103,176)
Net realized gain (loss) from investment transactions       (1,014,033)     (519,419)   (91,974,722) (194,366,172)
Change in unrealized appreciation (depreciation) of
  investments                                                3,656,438    (5,849,293)   340,710,160  (311,441,654)
                                                         ---------------------------------------------------------
     Net Change in Net Assets Resulting from Operations      2,524,115    (6,498,924)   243,451,254  (511,911,002)

Unit Transactions
Proceeds from units issued                                     724,229     1,435,870     28,235,341    29,802,892
Net asset value of units redeemed                           (2,266,077)   (1,248,213)  (104,305,700) (148,095,840)
Annuity benefit payments                                        (1,353)       (5,720)      (486,127)   (2,219,609)
Adjustments to annuity reserves                                    413          (735)       181,524       (83,314)
Transfers between subaccounts including fixed account           (2,854)   17,085,134    (61,304,512) (233,322,342)
                                                         ---------------------------------------------------------
     Net Change in Net Assets from Unit Transactions        (1,545,642)   17,266,336   (137,679,474) (353,918,213)
                                                         ---------------------------------------------------------
Net Change in Net Assets                                       978,473    10,767,412    105,771,780  (865,829,215)

Net Assets Beginning of Period                              12,297,445     1,530,033    936,674,782 1,802,503,997
                                                         ---------------------------------------------------------
 Net Assets End of Period                                 $ 13,275,918  $ 12,297,445 $1,042,446,562 $ 936,674,782
                                                         =========================================================

                                                                  Investors                     Growth
                                                                   Growth                       Stock
                                                                  Subaccount                   Subaccount
For the years ended, except as indicated/1/               12/31/2003    12/31/2002     12/31/2003    12/31/2002
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                $ (101,284)    $ (71,609)    $ (135,361)    $ (96,687)
Net realized gain (loss) from investment transactions         (224,909)     (151,560)      (278,995)     (233,765)
Change in unrealized appreciation (depreciation) of
   investments                                               2,261,366    (2,187,724)     4,395,868    (2,678,496)
                                                         ---------------------------------------------------------
     Net Change in Net Assets Resulting from Operations      1,935,173    (2,410,893)     3,981,512    (3,008,948)

Unit Transactions
Proceeds from units issued                                     736,568       735,253      1,228,267     1,179,070
Net asset value of units redeemed                           (1,826,628)     (537,080)    (2,988,517)   (1,015,844)
Annuity benefit payments                                        (1,169)       (3,262)        (8,199)       (6,165)
Adjustments to annuity reserves                                    540           778            936         1,235
Transfers between subaccounts including fixed account        1,981,912     9,605,615      3,151,755    14,712,066
                                                         ---------------------------------------------------------
     Net Change in Net Assets from Unit Transactions           891,223     9,801,304      1,384,242    14,870,362
                                                         ---------------------------------------------------------
Net Change in Net Assets                                     2,826,396     7,390,411      5,365,754    11,861,414

Net Assets Beginning of Period                               8,717,913     1,327,502     13,237,555     1,376,141
                                                         ---------------------------------------------------------
Net Assets End of Period                                  $ 11,544,309   $ 8,717,913   $ 18,603,309  $ 13,237,555
                                                         =========================================================

                                                                                            Large Company
                                                             Capital Growth                    Index
                                                               Subaccount                   Subaccount
For the years ended, except as indicated/1/               12/31/2003    12/31/2002     12/31/2003    12/31/2002
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                 $ (39,115)      $ 8,700      $ (16,441)    $ (20,728)
Net realized gain (loss) from investment transactions            8,066       (11,399)         8,367        21,050
Change in unrealized appreciation (depreciation) of
  investments                                                2,483,728      (336,886)     2,777,452      (282,885)
                                                         ---------------------------------------------------------
     Net Change in Net Assets Resulting from Operations      2,452,679      (339,585)     2,769,378      (282,563)

Unit Transactions
Proceeds from units issued                                   2,499,869       208,082      1,762,610       616,627
Net asset value of units redeemed                             (852,701)     (229,388)    (1,278,512)     (160,333)
Annuity benefit payments                                        (3,454)       (2,166)       (12,431)       (1,209)
Adjustments to annuity reserves                                 (1,419)      (25,223)         3,944          (120)
Transfers between subaccounts including fixed account       11,335,519     6,091,342      8,702,767     5,607,223
                                                         ---------------------------------------------------------
     Net Change in Net Assets from Unit Transactions        12,977,813     6,042,648      9,178,378     6,062,188
                                                         ---------------------------------------------------------
Net Change in Net Assets                                    15,430,492     5,703,063     11,947,756     5,779,625

Net Assets Beginning of Period                               5,703,063             -      5,779,625             -
                                                         ---------------------------------------------------------
Net Assets End of Period                                  $ 21,133,555   $ 5,703,063   $ 17,727,381   $ 5,779,625
                                                         =========================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

                    The accompanying notes are an integral part of these financial statements.

                                                                                      Real Estate
                                                                    Value             Securities
                                                                  Subaccount          Subaccount
For the years ended, except as indicated/1/               12/31/2003    12/31/2002     12/31/2003
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                  $ 14,637      $ 78,717      $ 123,631
Net realized gain (loss) from investment transactions         (256,491)     (264,574)        63,901
Change in unrealized appreciation (depreciation) of
   investments                                              11,468,082    (8,393,581)       650,978
                                                         -------------------------------------------
     Net Change in Net Assets Resulting from Operations     11,226,228    (8,579,438)       838,510

Unit Transactions
Proceeds from units issued                                   4,637,174     3,670,940        952,099
Net asset value of units redeemed                           (5,401,063)   (3,896,562)       (96,750)
Annuity benefit payments                                       (14,819)      (16,794)          (559)
Adjustments to annuity reserves                                  5,021         6,349            (80)
Transfers between subaccounts including fixed account        8,317,402    45,166,897      6,402,649
                                                         -------------------------------------------
     Net Change in Net Assets from Unit Transactions         7,543,714    44,930,830      7,257,359
                                                         -------------------------------------------
Net Change in Net Assets                                    18,769,942    36,351,392      8,095,869

Net Assets Beginning of Period                              38,253,440     1,902,048              -
                                                         -------------------------------------------
Net Assets End of Period                                  $ 57,023,382  $ 38,253,440    $ 8,095,869
                                                         ===========================================

                                                                  Balanced                    High Yield
                                                                 Subaccount                   Subaccount
For the years ended, except as indicated 1                12/31/2003    12/31/2002     12/31/2003    12/31/2002
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                 $ 155,334     $ (33,719)  $ 27,141,098  $ 42,543,818
Net realized gain (loss) from investment transactions          (24,975)      154,894    (41,738,230) (111,617,408)
Change in unrealized appreciation (depreciation) of
  investments                                                1,634,706      (261,097)    94,700,483    25,174,563
                                                         ---------------------------------------------------------
     Net Change in Net Assets Resulting from Operations      1,765,065      (139,922)    80,103,351   (43,899,027)

Unit Transactions
Proceeds from units issued                                   1,191,928       402,493     12,987,148    11,668,824
Net asset value of units redeemed                           (1,364,251)     (363,150)   (41,231,684)  (53,956,296)
Annuity benefit payments                                        (2,353)       (2,644)      (219,726)     (878,191)
Adjustments to annuity reserves                                    156        (2,564)        92,411        27,999
Transfers between subaccounts including fixed account        6,459,068     7,771,185    (16,573,436)  (70,062,207)
                                                         ---------------------------------------------------------
     Net Change in Net Assets from Unit Transactions         6,284,548     7,805,320    (44,945,287) (113,199,871)
                                                         ---------------------------------------------------------
Net Change in Net Assets                                     8,049,613     7,665,398     35,158,064  (157,098,898)

Net Assets Beginning of Period                               7,665,398             -    326,911,135   484,010,033
                                                         ---------------------------------------------------------
Net Assets End of Period                                  $ 15,715,011   $ 7,665,398  $ 362,069,199 $ 326,911,135
                                                         =========================================================

                                                                 High Yield
                                                                    Bond                        Income
                                                                 Subaccount                   Subaccount
For the years ended, except as indicated/1/               12/31/2003    12/31/2002     12/31/2003    12/31/2002
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                 $ 274,849      $ 71,833   $ 17,499,680  $ 24,960,876
Net realized gain (loss) from investment transactions           28,293        (4,826)     1,823,172    (2,051,613)
Change in unrealized appreciation (depreciation) of
  investments                                                  529,398        33,641     17,569,590     3,026,011
                                                         ---------------------------------------------------------
     Net Change in Net Assets Resulting from Operations        832,540       100,648     36,892,442    25,935,274

Unit Transactions
Proceeds from units issued                                     960,360        82,135     15,440,263    15,717,579
Net asset value of units redeemed                             (545,416)      (95,938)   (68,981,973)  (90,615,046)
Annuity benefit payments                                        (4,883)       (3,602)      (263,202)   (1,189,609)
Adjustments to annuity reserves                                    187          (817)        57,596        37,435
Transfers between subaccounts including fixed account        3,041,801     2,026,708    (57,563,738)  (25,511,076)
                                                         ---------------------------------------------------------
     Net Change in Net Assets from Unit Transactions         3,452,049     2,008,486   (111,311,054) (101,560,717)
                                                         ---------------------------------------------------------
Net Change in Net Assets                                     4,284,589     2,109,134    (74,418,612)  (75,625,443)

Net Assets Beginning of Period                               2,109,134             -    553,890,894   629,516,337
                                                         ---------------------------------------------------------
Net Assets End of Period                                   $ 6,393,723   $ 2,109,134  $ 479,472,282 $ 553,890,894
                                                         =========================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

                    The accompanying notes are an integral part of these financial statements.

                                                                                           Limited Maturity
                                                                  Bond Index                      Bond
                                                                  Subaccount                   Subaccount
For the years ended, except as indicated/1/               12/31/2003    12/31/2002     12/31/2003    12/31/2002
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                 $ 538,049     $ 230,767    $ 1,018,869     $ 692,700
Net realized gain (loss) from investment transactions           50,120         7,998        830,009        46,201
Change in unrealized appreciation (depreciation) of
  investments                                                 (200,173)      237,330         56,240       877,093
                                                         ---------------------------------------------------------
     Net Change in Net Assets Resulting from Operations        387,996       476,095      1,905,118     1,615,994

Unit Transactions
Proceeds from units issued                                   1,462,440       824,679      4,947,283     4,385,744
Net asset value of units redeemed                           (2,809,902)     (564,310)    (7,448,893)   (9,350,061)
Annuity benefit payments                                        (5,354)       (1,428)       (22,913)      (16,331)
Adjustments to annuity reserves                                  2,082       (14,386)         4,978         1,104
Transfers between subaccounts including fixed account        3,085,587    13,768,058       (807,644)   54,579,482
                                                         ---------------------------------------------------------
     Net Change in Net Assets from Unit Transactions         1,734,853    14,012,613     (3,327,189)   49,599,938
                                                         ---------------------------------------------------------
Net Change in Net Assets                                     2,122,849    14,488,708     (1,422,071)   51,215,932

Net Assets Beginning of Period                              14,488,708             -     55,880,771     4,664,839
                                                         ---------------------------------------------------------
Net Assets End of Period                                  $ 16,611,557  $ 14,488,708   $ 54,458,700  $ 55,880,771
                                                         =========================================================

                                                           Mortgage
                                                          Securities           Money Market
                                                          Subaccount            Subaccount
For the years ended, except as indicated/1/               12/31/2003    12/31/2003     12/31/2002
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

Operations
Net investment income (loss)                                  $ 21,800    $ (214,682)     $ 553,298
Net realized gain (loss) from investment transactions             (227)            -              -
Change in unrealized appreciation (depreciation) of
   investments                                                  17,402             -              -
                                                         -------------------------------------------
     Net Change in Net Assets Resulting from Operations         38,975      (214,682)       553,298

Unit Transactions
Proceeds from units issued                                     391,710    13,679,592     12,276,453
Net asset value of units redeemed                              (50,362)  (20,679,851)   (40,531,422)
Annuity benefit payments                                          (339)      (31,830)      (111,457)
Adjustments to annuity reserves                                    359         2,834          5,030
Transfers between subaccounts including fixed account        2,588,197   (53,405,579)   (14,158,084)
                                                         -------------------------------------------
     Net Change in Net Assets from Unit Transactions         2,929,565   (60,434,834)   (42,519,480)
                                                         -------------------------------------------
Net Change in Net Assets                                     2,968,540   (60,649,516)   (41,966,182)

Net Assets Beginning of Period                                       -   120,370,657    162,336,839
                                                         -------------------------------------------
Net Assets End of Period                                   $ 2,968,540  $ 59,721,141  $ 120,370,657
                                                         ===========================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

                    The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A
Notes to Financial Statements
December 31, 2003

(1) ORGANIZATION

The TLIC Variable Annuity Account A (the Variable Account), formerly known as the LBVIP Variable Annuity Account, is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Life Insurance
Company (TLIC). TLIC offers financial services to Lutherans and through its parent , Thrivent Financial Holdings, Inc., a wholly owned subsidiary of Thrivent Financial for Lutherans (Thrivent Financial), a fraternal benefit society.  The
Variable Account contains twenty-eight subaccounts each of which invests in a corresponding portfolio of either the AAL Variable
Product Series Fund, Inc. Or the LB Series Fund, Inc. (each a Fund and collectively the Funds) as follows:

Subaccount                                          Series
----------                                          ------
Technology Stock (c)                                AAL Variable Product Series Fund, Inc. - Technology Stock Portfolio
Small Cap Growth                                    LB Series Fund, Inc. - Small Cap Growth Portfolio
Opportunity Growth                                  LB Series Fund, Inc. - Opportunity Growth Portfolio
Small Cap Stock (c)                                 AAL Variable Product Series Fund, Inc. - Small Cap Stock Portfolio
Small Cap Index (c)                                 AAL Variable Product Series Fund, Inc. - Small Cap Index Portfolio
Small Cap Value (b)                                 AAL Variable Product Series Fund, Inc. - Small Cap Value Portfolio
Mid Cap Select Growth                               LB Series Fund, Inc. - Mid Cap Select Growth Portfolio
Mid Cap Growth                                      LB Series Fund, Inc. - Mid Cap Growth Portfolio
Mid Cap Stock (c)                                   AAL Variable Product Series Fund, Inc. - Mid Cap Stock Portfolio
Mid Cap Index (c)                                   AAL Variable Product Series Fund, Inc. - Mid Cap Index Portfolio
World Growth                                        LB Series Fund, Inc. - World Growth Portfolio
International (a)                                   AAL Variable Product Series Fund, Inc. - International Portfolio
All Cap                                             LB Series Fund, Inc. - All Cap Portfolio
Growth                                              LB Series Fund, Inc. - Growth Portfolio
Investors Growth                                    LB Series Fund, Inc. - Investors Growth Portfolio
Growth Stock                                        LB Series Fund, Inc. - Growth Stock Portfolio
Capital Growth (c)                                  AAL Variable Product Series Fund, Inc. - Capital Growth Portfolio
Large Company Index (c)                             AAL Variable Product Series Fund, Inc. - Large Company Index Portfolio
Value                                               LB Series Fund, Inc. - Value Portfolio
Real Estate Securities (b)                          AAL Variable Product Series Fund, Inc. - Real Estate Securities Portfolio
Balanced (c)                                        AAL Variable Product Series Fund, Inc. - Balanced Portfolio
High Yield                                          LB Series Fund, Inc. - High Yield Portfolio
High Yield Bond (c)                                 AAL Variable Product Series Fund, Inc. - High Yield Bond Portfolio
Income                                              LB Series Fund, Inc. - Income Portfolio
Bond Index (c)                                      AAL Variable Product Series Fund, Inc. - Bond Index Portfolio
Limited Maturity Bond                               LB Series Fund, Inc. - Limited Maturity Bond Portfolio
Mortgage Securities (b)                             AAL Variable Product Series Fund, Inc. - Mortgage Securities Portfolio
Money Market                                        LB Series Fund, Inc. - Money Market Portfolio

(a) Since Inception, April 25, 2003
(b) Since Inception, April 30, 2003
(c) Since Inception, April 30, 2002

The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by TLIC.  Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of TLIC.  The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of  TLIC.

A fixed account investment option is available  for contract owners of the flexible premium deferred variable annuity.
Assets of the fixed account are combined with the general assets of  TLIC and invested by TLIC as allowed by applicable law.  Accordingly,  the fixed account assets are not included in the Variable Account financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

Investments

The investments in shares of the Funds are stated at fair value which is the closing net asset value per share as determined by the
Fund.  The cost of shares sold and redeemed is determined on the average cost method.  Dividend distributions received from the
Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

Thrivent Life is taxed as a life insurance company and includes its single premium variable life insurance operations in its tax return.  Under existing federal income tax law, no income taxes are payable with respect to any investment income of the accounts to the extent the earnings are credited under the contracts.  Based on this, Thrivent Life anticipates no tax liability resulting from operations of the Variable Account and no provision for income taxes has been charged against the
Variable Account.  Thrivent Life will periodically review the status of this policy in the event of changes in the tax law and reserves the right to charge for taxes in the future.

Annuity Reserves

Annuity reserves represented as reserves for contracts in annuity payout period on the statement of assets and liabilities, are computed for currently payable contracts according to the 1983 Table A mortality table and the 2000 IAM mortality table.  The assumed interest is 3.5 percent.  Changes to annuity reserves are based on actual mortality and risk experience.  If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reimbursed to TLIC.
If additional reserves are required,  TLIC reimburses the Variable Account.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

(3) EXPENSE CHARGES

Proceeds received by the Variable Account from units issued represent gross contract premiums received by TLIC less any applicable premium taxes.  No charge for sales distribution expense is deducted from premiums received.

A surrender charge is deducted from the accumulated value of the contract to compensate  TLIC if a contract is surrendered in whole or in part during the first six years the contract is in force.  The surrender charge is 6% during the first contract year, and decreases by 1% each subsequent contract year.  For purposes of the surrender charge calculation, up to 10% of a contract's
accumulated value may be excluded from the calculation each year.   This charge is deducted by redeeming units of the subaccounts of the Variable Account.

An annual administrative charge of $30 is deducted on each contract anniversary from the accumulated value of the contract to compensate TLIC for administrative expenses relating to the contract and the Variable Account.  This charge is deducted by redeeming units of the subaccounts of the Variable Account.  No such charge is deducted from contracts which total premiums paid, less surrenders, equals or exceeds $5,000.  No administrative charge is payable during the annuity period.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate TLIC for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.1% of the average daily net assets of the Variable Account.

Additionally, during the year ended December 31, 2003, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund.  The Fund's advisory agreement provides for fees as a percent of the average net assets for each subaccount, as follows:

                       % of Average                                             % of Average
Subaccount              Net Assets                         Subaccount            Net Assets
--------------------------------------                     ------------------------------------
--------------------------------------                     ------------------------------------
Technology Stock                0.75%                      Investors Growth              0.80%
Small Cap Growth                1.00%                      Growth Stock                  0.80%
Opportunity Growth              0.40%                      Capital Growth                0.65%
Small Cap Stock                 0.70%                      Large Company Index           0.32%
Small Cap Index                 0.34%                      Value                         0.60%
Small Cap Value                 0.80%                      Real Estate Securities        0.80%
Mid Cap Select Growth           0.90%                      Balanced                      0.32%
Mid Cap Growth                  0.40%                      High Yield                    0.40%
Mid Cap Stock                   0.70%                      High Yield Bond               0.40%
Mid Cap Index                   0.35%                      Income                        0.40%
World Growth                    0.85%                      Bond Index                    0.35%
International                   0.80%                      Limited Maturity Bond         0.40%
All Cap                         0.95%                      Mortgage Securities           0.50%
Growth                          0.40%                      Money Market                  0.40%

(4) UNIT ACTIVITY

Transactions in accumulation units (including transfers among subaccounts) were as follows:

                    ----------------------------------------------------------------------------------------------------------------
                    ----------------------------------------------------------------------------------------------------------------
                       Technology         Small Cap         Opportunity         Small Cap          Small Cap          Small Cap
                         Stock              Growth             Growth             Stock              Index              Value
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

Units outstanding at
 December 31, 2001                 -            118,704         11,744,830                  -                  -                  -
  Units issued               125,970          1,316,105          2,125,450            183,367            678,002                  -
  Units redeemed             (76,701)          (525,392)        (5,334,554)           (41,125)          (211,123)                 -
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

Units outstanding at
 December 31, 2002            49,269            909,417          8,535,726            142,242            466,879                  -
  Units issued               502,396            650,138          2,197,813            430,167            967,995            208,364
  Units redeemed            (236,729)          (644,846)        (3,147,026)          (151,589)          (431,181)           (42,057)
                    -----------------  ---------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2003           314,936            914,709          7,586,513            420,820          1,003,693            166,307
                    =================  =================  =================  =================  =================  =================

                    ----------------------------------------------------------------------------------------------------------------
                    ----------------------------------------------------------------------------------------------------------------
                     Mid Cap Select        Mid Cap            Mid Cap            Mid Cap             World
                         Growth             Growth             Stock              Index              Growth         International
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

Units outstanding at
 December 31, 2001           136,571         12,809,572                  -                  -         13,795,948                  -
  Units issued             1,512,931          5,301,554            169,128            745,420          6,093,960                  -
  Units redeemed            (635,760)        (7,875,002)           (44,742)          (220,420)        (8,324,185)                 -
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

Units outstanding at
 December 31, 2002         1,013,742         10,236,124            124,386            525,000         11,565,723                  -
  Units issued               805,454          3,942,457            292,097            893,946          5,933,194            240,177
  Units redeemed            (846,473)        (4,935,289)          (115,970)          (454,792)        (7,132,034)           (53,171)
                    -----------------  ---------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2003           972,723          9,243,292            300,513            964,154         10,366,883            187,006
                    =================  =================  =================  =================  =================  =================

                    ----------------------------------------------------------------------------------------------------------------
                    ----------------------------------------------------------------------------------------------------------------
                          All                                Investors            Growth            Capital           Large Co.
                          Cap               Growth             Growth             Stock              Growth             Index
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

Units outstanding at
 December 31, 2001           148,542         34,412,374            131,703            135,529                  -                  -
  Units issued             2,931,712          5,164,383          1,657,273          2,508,304          1,007,707          1,022,839
  Units redeemed          (1,133,646)       (13,847,335)          (606,193)          (938,474)          (312,959)          (321,886)
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

Units outstanding at
 December 31, 2002         1,946,608         25,729,422          1,182,783          1,705,359            694,748            700,953
  Units issued               978,061          5,267,408            859,245          1,207,699          2,255,775          1,734,071
  Units redeemed          (1,203,964)        (8,834,696)          (750,923)        (1,066,109)          (797,892)          (755,422)
                    -----------------  ---------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2003         1,720,705         22,162,134          1,291,105          1,846,949          2,152,631          1,679,602
                    =================  =================  =================  =================  =================  =================

                    ----------------------------------------------------------------------------------------------------------------
                    ----------------------------------------------------------------------------------------------------------------
                                         Real Estate                               High            High Yield
                         Value            Securities          Balanced            Yield               Bond              Income
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

Units outstanding at
 December 31, 2001           187,673                  -                  -         21,648,532                  -         24,422,984
  Units issued             7,219,256                  -          1,307,043          3,742,580            324,545          7,160,806
  Units redeemed          (2,508,526)                 -           (489,917)        (9,284,925)          (121,899)       (11,093,361)
                    -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

Units outstanding at
 December 31, 2002         4,898,403                  -            817,126         16,106,187            202,646         20,490,429
  Units issued             3,888,374            753,663          1,314,635          3,567,880            547,279          4,686,085
  Units redeemed          (2,973,605)          (128,810)          (677,182)        (5,604,373)          (247,836)        (8,690,132)
                    -----------------  ---------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2003         5,813,172            624,853          1,454,579         14,069,694            502,089         16,486,382
                    =================  =================  =================  =================  =================  =================

                    --------------------------------------------------------------------------
                    --------------------------------------------------------------------------
                          Bond             Limited            Mortgage            Money
                         Index             Maturity          Securities           Market
                    -----------------  -----------------  -----------------  -----------------
                    -----------------  -----------------  -----------------  -----------------

Units outstanding at
 December 31, 2001                 -            469,763                  -         89,170,526
  Units issued             2,232,279          9,130,498                  -         93,481,223
  Units redeemed            (882,337)        (4,263,990)                 -       (116,908,581)
                    -----------------  -----------------  -----------------  -----------------

Units outstanding at
 December 31, 2002         1,349,942          5,336,271                  -         65,743,168
  Units issued             2,149,531          4,693,491            382,477         54,015,984
  Units redeemed          (1,993,187)        (5,017,340)           (90,095)       (87,323,473)
                    -----------------  -----------------  -----------------  -----------------

Units outstanding at
 December 31, 2003         1,506,286          5,012,422            292,382         32,435,679
                    =================  =================  =================  =================

(5) Purchase and Sales of Investments

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2003 were as follows:

                                                                              Purchases            Sales
                                                                              ---------            -----
Technology Stock                                                            $ 2,924,218          $ 374,387
Small Cap Growth                                                              2,704,172          2,572,749
Opportunity Growth                                                            1,976,601          9,925,099
Small Cap Stock                                                               2,748,483            253,296
Small Cap Index                                                               5,005,439            359,638
Small Cap Value                                                               2,156,488             39,448
Mid Cap Select Growth                                                         2,350,004          2,649,641
Mid Cap Growth                                                                7,953,102         19,733,035
Mid Cap Stock                                                                 1,882,891            256,404
Mid Cap Index                                                                 4,624,547            552,456
World Growth                                                                 18,867,978         29,742,939
International                                                                 2,321,645            105,078
All Cap                                                                       1,277,274          2,941,467
Growth                                                                       14,243,096        157,384,929
Investors Growth                                                              2,648,750          1,859,741
Growth Stock                                                                  4,151,590          2,904,034
Capital Growth                                                               13,262,168            322,439
Large Company Index                                                           9,785,259            627,656
Value                                                                        10,240,966          2,688,507
Real Estate Securities                                                        7,501,167             58,331
Balanced                                                                      7,516,509          1,077,558
High Yield                                                                   33,140,538         51,035,279
High Yield Bond                                                               4,228,151            501,828
Income                                                                       24,537,277        118,399,211
Bond Index                                                                   11,552,456          9,282,118
Limited Maturity Bond                                                        10,495,162         12,253,204
Mortgage Securities                                                           3,059,873            108,867
Money Market                                                                 11,300,413         71,953,221

(6) UNIT VALUES

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the three years in the period ended December 31, 2003, follows:

Subaccount                                2003                2002                2001
-------------------------------------------------------------------------------------------------
Technology Stock
Units                                        314,936              49,269
Unit value                                    $10.86               $7.25
Net assets                                $3,438,556            $357,061
Ratio of expenses to net assets (a)             1.10%             1.10%
Investment income ratio (b)                     0.00%             0.00%
Total Return (c)                               49.71%           (27.49) %

Small Cap Growth
Units                                        914,709             909,417             118,704
Unit value                                    $10.82               $7.61              $10.54
Net assets                                $9,968,158          $6,940,627          $1,251,118
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     0.00%             0.00%             0.00%
Total Return (c)                               42.26%           (27.81) %             5.40%

Opportunity Growth
Units                                      7,586,513           8,535,726          11,744,830
Unit value                                    $10.20               $7.24              $10.74
Net assets                               $78,457,192         $63,628,285        $127,422,452
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     0.00%             0.27%             0.33%
Total Return (c)                               40.80%           (32.53) %           (18.93) %

Small Cap Stock
Units                                        420,820             142,242
Unit value                                    $10.69               $7.71
Net assets                                $4,528,096          $1,103,779
Ratio of expenses to net assets (a)             1.10%             1.10%
Investment income ratio (b)                     0.01%             0.00%
Total Return (c)                               38.66%           (22.88) %

Small Cap Index
Units                                      1,003,693             466,879
Unit value                                    $10.52               $7.70
Net assets                               $10,630,889          $3,598,071
Ratio of expenses to net assets (a)             1.10%             1.10%
Investment income ratio (b)                     0.28%             0.00%
Total Return (c)                               36.65%           (23.03) %

Small Cap Value
Units                                        166,307
Unit value                                    $14.05
Net assets                                $2,349,985
Ratio of expenses to net assets (a)             1.10%
Investment income ratio (b)                     0.09%
Total Return (c)                               40.51%

Mid Cap Select Growth
Units                                        972,723           1,013,742             136,571
Unit value                                     $8.01               $5.90              $10.59
Net assets                                $7,822,479          $5,999,509          $1,446,224
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     0.00%             0.00%             0.00%
Total Return (c)                               35.84%           (44.29) %             5.90%

Mid Cap Growth
Units                                      9,243,292          10,236,124          12,809,572
Unit value                                    $14.31              $10.64              $14.56
Net assets                              $134,383,151        $110,515,726        $188,812,439
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     0.00%             0.15%             0.45%
Total Return (c)                               34.44%           (26.90) %           (20.63) %

Mid Cap Stock
Units                                        300,513             124,386
Unit value                                    $10.57               $8.08
Net assets                                $3,186,513          $1,004,642
Ratio of expenses to net assets (a)             1.10%             1.10%
Investment income ratio (b)                     0.35%             0.55%
Total Return (c)                               30.83%           (19.22) %

Mid Cap Index
Units                                        964,154             525,000
Unit value                                    $10.67               $8.00
Net assets                               $10,389,529          $4,208,432
Ratio of expenses to net assets (a)             1.10%             1.10%
Investment income ratio (b)                     0.82%             1.03%
Total Return (c)                               33.33%           (19.97) %

World Growth
Units                                     10,366,883          11,565,723          13,795,948
Unit value                                    $11.69               $9.01              $11.03
Net assets                              $123,310,675        $105,862,385        $154,381,303
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     1.51%             0.52%             0.40%
Total Return (c)                               29.83%           (18.34) %           (21.91) %

International
Units                                        187,006
Unit value                                    $12.95
Net assets                                $2,455,915
Ratio of expenses to net assets (a)             1.10%
Investment income ratio (b)                     2.47%
Total Return (c)                               29.46%

All Cap
Units                                      1,720,705           1,946,608             148,542
Unit value                                     $7.67               $6.28              $10.30
Net assets                               $13,275,918         $12,297,445          $1,530,033
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     0.15%             0.00%             0.00%
Total Return (c)                               22.17%           (39.01) %             3.00%

Growth
Units                                     22,162,134          25,729,422          34,412,374
Unit value                                    $46.08              $35.70              $51.57
Net assets                            $1,042,446,562        $936,674,782      $1,802,503,997
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     0.55%             0.63%             0.23%
Total Return (c)                               29.06%           (30.77) %           (20.03) %

Investors Growth
Units                                      1,291,106           1,182,783             131,703
Unit value                                     $8.89               $7.32              $10.08
Net assets                               $11,544,309          $8,717,913          $1,327,502
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     0.09%             0.12%             0.00%
Total Return (c)                               21.41%           (27.35) %             0.80%

Growth Stock
Units                                      1,846,949           1,705,359             135,529
Unit value                                    $10.00               $7.71              $10.15
Net assets                               $18,603,309         $13,237,555          $1,376,141
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     0.20%             0.21%             0.00%
Total Return (c)                               29.61%           (24.05) %             1.54%

Capital Growth
Units                                      2,152,631             694,748
Unit value                                     $9.74               $8.12
Net assets                               $21,133,555          $5,703,063
Ratio of expenses to net assets (a)             1.10%             1.10%
Investment income ratio (b)                     6.76%             1.01%
Total Return (c)                               20.03%           (18.83) %

Large Company Index
Units                                      1,679,602             700,953
Unit value                                    $10.41               $8.21
Net assets                               $17,727,381          $5,779,625
Ratio of expenses to net assets (a)             1.10%             1.10%
Investment income ratio (b)                     1.24%             0.02%
Total Return (c)                               26.81%           (17.92) %

Value
Units                                      5,813,172           4,898,403             187,673
Unit value                                     $9.72               $7.72              $10.13
Net assets                               $57,023,382         $38,253,440          $1,902,048
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     0.78%             1.41%             0.00%
Total Return (c)                               25.69%           (23.70) %             1.35%

Real Estate Securities
Units                                        624,853
Unit value                                    $12.91
Net assets                                $8,064,836
Ratio of expenses to net assets (a)             1.10%
Investment income ratio (b)                     4.16%
Total Return (c)                               29.07%

Balanced
Units                                      1,454,579             817,126
Unit value                                    $10.73               $9.26
Net assets                               $15,715,011          $7,668,736
Ratio of expenses to net assets (a)             1.10%             1.10%
Investment income ratio (b)                     4.20%             0.01%
Total Return (c)                               15.89%            (7.41) %

High Yield
Units                                     14,069,694          16,106,187          21,648,532
Unit value                                    $25.08              $19.81              $21.93
Net assets                              $362,069,199        $326,911,135        $484,010,033
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     9.03%            11.62%            13.00%
Total Return (c)                               26.60%            (9.65) %            (4.66) %

High Yield Bond
Units                                        502,089             202,646
Unit value                                    $12.24               $9.87
Net assets                                $6,393,723          $2,109,134
Ratio of expenses to net assets (a)             1.10%             1.10%
Investment income ratio (b)                     7.76%             6.90%
Total Return (c)                               24.04%            (1.29) %

Income
Units                                     16,486,382          20,490,429          24,422,984
Unit value                                    $28.46              $26.52              $25.53
Net assets                              $479,472,282        $553,890,894        $629,516,337
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     4.48%             5.30%             6.13%
Total Return (c)                                7.33%             4.59%             6.20%

Bond Index
Units                                      1,506,286           1,349,942
Unit value                                    $10.98              $10.71
Net assets                               $16,611,557         $14,488,708
Ratio of expenses to net assets (a)             1.10%             1.10%
Investment income ratio (b)                     4.27%             3.68%
Total Return (c)                                2.45%             7.12%

Limited Maturity Bond
Units                                      5,012,422           5,336,271             469,763
Unit value                                     10.74              $10.39               $9.93
Net assets                               $54,458,700         $55,880,771          $4,664,839
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     2.67%             3.12%             0.24%
Total Return (c)                                3.33%             4.63%            (0.70) %

Mortgage Securities
Units                                        292,382
Unit value                                    $10.11
Net assets                                $2,968,540
Ratio of expenses to net assets (a)             1.10%
Investment income ratio (b)                     2.09%
Total Return (c)                                1.10%

Money Market
Units                                     32,435,679          65,743,168          89,170,526
Unit value                                     $1.81               $1.81               $1.81
Net assets                               $59,721,141        $120,370,657        $162,336,839
Ratio of expenses to net assets (a)             1.10%             1.10%             1.10%
Investment income ratio (b)                     0.86%             1.50%             3.80%
Total Return (c)                               (0.27) %             0.39%             2.86%

(a)  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(b)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(c)  These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and
     expenses assessed through the the reduction of unit values.   These ratios do not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of the investment option in the variable account.  The total return is calculated for each period indicated or from the inception date through the end of the reporting period.

Report of Independent Auditors

The Board of Directors
Thrivent Life Insurance Company

We have audited the accompanying balance sheets of Thrivent Life Insurance Company (Thrivent Life) as of December 31, 2003 and 2002, and the related statements of operations, stockholder's equity and cash flows for the two years then ended. These financial statements are the responsibility of Thrivent Life's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statements of operations, stockholder's equity and cash flows for the year ended December 31, 2001 were audited by other auditors whose report dated March 1, 2002, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2003 and 2002 financial statements referred to above present fairly, in all material respects, the financial position of Thrivent Life at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ ERNST & YOUNG LLP

January 28, 2004

Report of Independent Accountants

To the Board of Directors and Stockholder of
Thrivent Life Insurance Company:

In our opinion, the statements of operations, of stockholder's equity and of cash flows for the year ended December 31, 2001 (appearing in this Post-Effective Amendment No. 29 to the registration statement on Form N-4) present fairly, in all material respects, the results of operations and cash flows of Thrivent Life Insurance Company (formerly Lutheran Brotherhood Variable Insurance Products Company) (the "Company") for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Minneapolis, Minnesota
March 1, 2002

Thrivent Life Insurance Company
Balance Sheets
December 31, 2003 and 2002
(dollars in thousands)

                                                                               2003                 2002
                                                                         -----------------    -----------------

Assets
  Fixed maturity securities, at fair value                                   $ 989,448            $ 772,745
  Equity securities, at fair value                                               3,002                    -
  Contract loans                                                                12,841               14,356
  Short-term investments                                                         5,020               20,653
  Amounts due from broker                                                          135               14,668
                                                                         -----------------    -----------------
    Total investments                                                        1,010,446              822,422

  Cash and cash equivalents                                                     22,969               28,083
  Accrued investment income                                                     10,192                6,456
  Receivables                                                                   16,394               15,590
  Deferred acquisition costs                                                   130,560              110,742
  Other assets                                                                      64                   40
  Assets held in separate accounts                                           2,775,278            2,566,420
                                                                         -----------------    -----------------
Total Assets                                                               $ 3,965,903          $ 3,549,753
                                                                         =================    =================

Liabilities
  Future contract benefits                                                   $ 183,269            $ 180,631
  Contractholder funds                                                         680,653              504,888
  Unpaid claims and claim expenses                                              16,113                9,407
  Amounts due to brokers                                                        16,231               54,882
  Other liabilities                                                             77,524               47,491
  Liabilities related to separate accounts                                   2,775,278            2,562,997
                                                                         -----------------    -----------------
Total Liabilities                                                            3,749,068            3,360,296

Stockholder's Equity
  Common stock                                                                   5,000                5,000
  Additional paid-in capital                                                    90,800               90,800
  Retained earnings                                                            112,205               84,548
  Accumulated other comprehensive income                                         8,830                9,109
                                                                         -----------------    -----------------
Total Stockholder's Equity                                                     216,835              189,457
                                                                         -----------------    -----------------
Total Liabilities and Stockholder's Equity                                 $ 3,965,903          $ 3,549,753
                                                                         =================    =================

The accompanying notes are an integral part of these financial statements.

Thrivent Life Insurance Company
Statements of Operations
For the Years Ended December 31, 2003, 2002 and 2001
(dollars in thousands)

                                                               2003              2002              2001
                                                          ----------------  ----------------  ----------------

Revenues
Premiums                                                      $ 16,077          $ 31,556          $ 39,485
Net investment income                                           43,245            32,763            28,864
Realized investment gains (losses), net                          5,023             6,264               (11)
Contract charges                                                40,572            47,639            58,415
                                                          ----------------  ----------------  ----------------
Total Revenues                                                 104,917           118,222           126,753

Benefits and Expenses
Contract claims and other benefits                              27,189            31,317            20,165
Increase in contract reserves                                      124            25,131            33,133
Interest credited                                               30,287            18,622            15,377
                                                          ----------------  ----------------  ----------------
  Total benefits                                                57,600            75,070            68,675

Underwriting, acquisition and insurance expenses                13,281            19,296            24,180
Amortization of deferred acquisition costs                      (7,086)           35,844            36,970
                                                          ----------------  ----------------  ----------------
  Total expenses                                                 6,195            55,140            61,150
                                                          ----------------  ----------------  ----------------
                                                          ----------------  ----------------  ----------------
Total Benefits and Expenses                                     63,795           130,210           129,825
                                                          ----------------  ----------------  ----------------

Income (Loss) Before Income Taxes                               41,122           (11,988)           (3,072)

Income tax expense(benefit)                                     13,465            (5,692)           (2,425)
                                                          ----------------  ----------------  ----------------

Net Income (Loss)                                             $ 27,657          $ (6,296)         $   (647)
                                                          ================  ================  ================

The accompanying notes are an integral part of these financial statements.

Thrivent Life Insurance Company
Statements of Stockholder's Equity
For the Years Ended December 31, 2003, 2002 and 2001
(dollars in thousands)

                                                                                           Accumulated
                                                         Additional                           Other
                                            Common        Paid-in         Retained      Comprehensive
                                             Stock        Capital         Earnings           Income            Total
                                          ------------ --------------- ---------------- ------------------ ---------------

  Balance, December 31, 2000               $  5,000       $ 100,800        $ 91,491          $ 2,252          $ 199,543
  Comprehensive Income:
    Net loss                                      -               -            (647)               -               (647)
    Other comprehensive income                    -               -               -            3,144              3,144
                                                                                                           ---------------
      Total comprehensive income                                                                                  2,497
    Return of capital                             -         (10,000)              -                -            (10,000)
                                          ------------ --------------- ---------------- ------------------ ---------------
  Balance, December 31, 2001                  5,000          90,800          90,844            5,396            192,040
  Comprehensive Income (Loss):
    Net loss                                      -               -          (6,296)               -             (6,296)
    Other comprehensive income                    -               -               -            3,713              3,713
                                                                                                           ---------------
    Total comprehensive loss                                                                                     (2,583)
                                          ------------ --------------- ---------------- ------------------ ---------------
  Balance, December 31, 2002                  5,000          90,800          84,548            9,109            189,457
  Comprehensive Income:
    Net income                                    -               -          27,657                -             27,657
    Other comprehensive loss                      -               -               -             (279)              (279)
                                                                                                           ---------------
      Total comprehensive income                                                                                 27,378
                                          ------------ --------------- ---------------- ------------------ ---------------
                                          ------------ --------------- ---------------- ------------------ ---------------
  Balance, December 31, 2003              $   5,000        $ 90,800       $ 112,205          $ 8,830        $    216,835
                                          ============ =============== ================ ================== ===============

The accompanying notes are an integral part of these financial statements.

Thrivent Life Insurance Company
Statements of Cash Flows
For the Years Ended December 31, 2003, 2002 and 2001
(dollars in thousands)

                                                            2003               2002               2001
                                                      -----------------  -----------------  ------------------

Operating Activities
Net Income (loss)                                         $ 27,657         $   (6,296)         $     (647)
Adjustments to reconcile net income (loss)
  to net cash provided by operating activities:
    Change in contract liabilities and accruals              9,344             26,274              32,334
    Change in contractholder funds                         189,236            214,574              59,606
    Change in deferred acquisition costs                   (19,228)            25,680              23,502
    Realized investment (gains) losses, net                 (5,023)            (6,264)                 11
    Changes in other assets and liabilities                 32,676             (6,886)             (7,739)
                                                      -----------------  -----------------  ------------------
Net Cash Provided by Operating Activities                  234,662            247,082             107,067

Investing Activities
Proceeds from sales, maturities or repayments
  of fixed maturity securities                             537,523            328,176              85,168
Cost of fixed maturity securities acquired                (757,950)          (575,170)           (172,200)
Sales of short-term investments, net                        15,633              2,620              50,114
Contract loans repaid (issued), net                          1,515                790              (1,226)
Other, net                                                 (23,026)             4,878             (10,000)
                                                      -----------------  -----------------  ------------------
Net Cash Used in Investing Activities                     (226,305)          (238,706)            (48,144)

Financing Activities
Universal life and investment contract receipts             12,813             62,548               9,968
Universal life and investment contract
  withdrawals                                              (26,284)           (46,198)            (21,337)
Return of capital                                                -                  -             (10,000)
                                                      -----------------  -----------------  ------------------
Net Cash Provided by (Used in)
     Financing Activities                                  (13,471)            16,350             (21,369)
                                                      -----------------  -----------------  ------------------

Net Change in Cash and Cash Equivalents                     (5,114)            24,726              37,554
Cash and Cash Equivalents, beginning of year                28,083              3,357             (34,197)
                                                      -----------------  -----------------  ------------------

Cash and Cash Equivalents, end of year                    $ 22,969           $ 28,083             $ 3,357
                                                      =================  =================  ==================

The accompanying notes are an integral part of these financial statements.

Thrivent Life Insurance Company
Notes to Financial Statements
December 31, 2003

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations
Thrivent Life Insurance Company ("Thrivent Life"), formerly known as Lutheran Brotherhood Variable Insurance Products Company, offers primarily variable life insurance and variable annuity products to its customers. Thrivent Life, together with its ultimate parent, Thrivent Financial for Lutherans ("Thrivent Financial"), a fraternal benefit society, provides financial products and services to its members through a network of career financial associates. Thrivent Life is licensed to sell business in 42 states throughout the United States.

Significant Accounting Policies
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The significant accounting practices used in preparation of the financial statements are summarized as follows:

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments
Fixed maturity securities: Thrivent Life's fixed maturity securities portfolio is classified as available-for-sale and carried at fair value. Discounts or premiums on the securities are amortized over the term of the securities using the effective interest method.

Equity securities: Thrivent Life's equity securities portfolio is classified as available-for-sale and carried at fair value.

Contract loans: Contract loans are generally carried at their aggregate unpaid balances. Short-term investments: Short-term investments are carried at amortized cost, which approximates fair value.

Unrealized investment gains and losses: Unrealized investment gains and losses on securities classified as available-for-sale, net of related deferred acquisition costs and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of stockholder's equity.

Realized investment gains and losses: Realized investment gains and losses on sales of securities are determined using the average cost method. Thrivent Life periodically reviews its securities portfolios for issues that may have impairments that are other than temporary. Factors considered in this evaluation include the fair value of the security, the duration of any decline in value, the credit quality of the issuer and other available information. Investments that decline in value below cost on other than a temporary basis are written down to fair value as a component of realized investment losses.

Cash and Cash Equivalents
Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs
Costs which vary with and are primarily attributable to the production of new and renewal business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and contract issue expenses.

These costs are primarily amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Assumptions used in the amortization of deferred acquisition costs are periodically reviewed and updated as necessary to reflect actual experience. The impact of changes in assumptions is recognized as a component of amortization.

Separate Accounts
Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the contractholder, rather than Thrivent Life, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets are carried at fair value based on quoted market prices. Operating results of the separate accounts are not included in the Statements of Operations.

Contract Liabilities and Accruals
Reserves for future contract benefits for limited-payment contracts are determined using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Contractholder Funds
Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges with additional reserves for any death benefits that may exceed contract account balances.

Insurance Revenues and Benefits
Considerations for limited-payment contracts are recognized as premium when received. Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to contract account balances and benefits incurred in excess of contract account balances. Certain profits on limited payment contracts are deferred and recognized over the contract term.

Income Taxes
Thrivent Life files a consolidated federal income tax return with its parent company, Thrivent Financial Holdings, Inc. ("Holdings"). The federal income taxes are recognized on a separate-return basis, whereby the federal income tax provision is based upon amounts estimated to be currently payable and deferred income taxes resulting from temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws, in accordance with a tax-sharing agreement with Holdings.

Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.

Note 2. Investments

Fixed maturity securities
The amortized cost and fair value of Thrivent Life's investment in fixed maturity securities is summarized as follows (dollars in thousands):

                                            Amortized                Gross Unrealized                Fair
December 31, 2003                             Cost              Gains             Losses             Value
                                         ----------------   ---------------   ---------------   ----------------

Loan-backed obligations of U.S.
  Government corporations
  and agencies                             $ 316,238           $  3,015         $     (1)          $ 319,252

U.S. Treasury securities and non-
  loan-backed obligations of U.S.
  Government corporations and
  agencies                                   106,593              4,726                -             111,319
Corporate and other bonds                    468,490             18,584           (3,537)            483,537
Mortgage & asset-backed securities            74,337              1,003                -              75,340
                                         ----------------   ---------------   ---------------   ----------------
  Total fixed maturity securities          $ 965,658           $ 27,328         $ (3,538)          $ 989,448
                                         ================   ===============   ===============   ================

                                            Amortized                Gross Unrealized                 Fair
December 31, 2002                              Cost              Gains            Losses             Value
                                         ----------------   ---------------   ---------------   ----------------

Loan-backed obligations of U.S.
  Government corporations
  and agencies                             $ 256,360           $  5,968         $      -           $ 262,328

U.S. Treasury securities and non-
  loan-backed obligations of U.S.
  Government corporations and
  agencies                                   198,274             11,870                -             210,144
Corporate and other bonds                    248,329              9,853             (937)            257,245
Mortgage & asset-backed securities            42,327                701                -              43,028
                                         ----------------   ---------------   ---------------   ----------------
  Total fixed maturity securities          $ 745,290           $ 28,392         $   (937)          $ 772,745
                                         ================   ===============   ===============   ================

The fair value of fixed maturity securities for which an unrealized loss has been recognized for less than twelve months totaled $206 million at December 31, 2003. The unrealized loss related to these securities was $3 million at December 31, 2003. The fair value of fixed maturity securities for which an unrealized loss has been recognized for greater than twelve months totaled $12 million at December 31, 2003. The unrealized loss related to these securities was $0.5 million at December 31, 2003.

The amortized cost and fair value of fixed maturity securities by contractual maturity as of December 31, 2003 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (dollars in thousands).

                                                                            Amortized              Fair
                                                                               Cost               Value
                                                                         -----------------   -----------------

Due in one year or less                                                    $  25,023           $  25,487
Due after one year through five years                                        185,159             194,273
Due after five years through ten years                                       294,228             305,736
Due after ten years                                                           70,673              69,360
Loan-backed obligations of U.S. Government
  Corporations and agencies                                                  316,238             319,252
Mortgage and asset-backed securities                                          74,337              75,340
                                                                         -----------------   -----------------
Total fixed maturity securities                                            $ 965,658           $ 989,448
                                                                         =================   =================

Equity securities
The cost and fair value of Thrivent Life's investment in equity securities as of December 31, 2003 and 2002 are summarized as follows (dollars in thousands):

                                                                               2003                 2002
                                                                         -----------------    -----------------

Cost                                                                       $   3,015           $       -
Gross unrealized losses                                                          (13)                  -
                                                                         -----------------    -----------------
  Fair Value                                                               $   3,002           $       -
                                                                         =================    =================

Investment income
Investment income by type of investment for the years ended December 31, 2003, 2002 and 2001 is summarized as follows (dollars in thousands):

                                                            2003               2002               2001
                                                      -----------------  -----------------  ------------------

Fixed maturity securities                               $  41,345          $  30,615         $  25,390
Contract loans                                                989              1,085             1,097
Other                                                         911              1,063             2,377
                                                      -----------------  -----------------  ------------------
                                                      -----------------  -----------------  ------------------
  Net investment income                                 $  43,245          $  32,763         $  28,864
                                                      =================  =================  ==================

Realized investment gains and losses
Realized investment gains and losses for the years ended December 31, 2003, 2002 and 2001, were as follows (dollars in thousands):

                                                            2003               2002               2001
                                                      -----------------  -----------------  ------------------
Net gains(losses) on sales:
  Fixed maturity securities
    Gross gains                                         $   7,436          $  11,500         $       -
    Gross losses                                           (1,370)            (2,644)                -
  Other                                                    (1,043)              (122)              (11)
                                                      -----------------  -----------------  ------------------
                                                            5,023              8,734               (11)
Provisions for losses:
  Fixed maturity securities                                     -             (2,470)                -
                                                      -----------------  -----------------  ------------------
Realized investment gains(losses)                       $   5,023          $   6,264         $     (11)
                                                      =================  =================  ==================

Proceeds from the sale of investments in fixed maturity securities were $277 million, $240 million and $33 million for the years ended December 31, 2003, 2002 and 2001, respectively.

Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income as of December 31, 2003 and 2002 are shown below (dollars in thousands):

                                                                             2003                2002
                                                                       -----------------   -----------------

Unrealized investment gains                                                $  23,777         $  25,727
Deferred acquisition cost adjustment                                         (10,193)          (10,783)
Deferred income taxes                                                         (4,754)           (5,835)
                                                                       -----------------   -----------------
  Total                                                                    $   8,830         $   9,109
                                                                       =================   =================

Other Comprehensive Income
The components of other comprehensive income for the years ended December 31, 2003, 2002 and 2001 are as follow (dollars in thousands):

                                                            2003               2002               2001
                                                      -----------------  -----------------  ------------------

Unrealized investment gains and losses
    arising during the period on
    securities available for sale                          $ 2,388           $ 24,470            $ 4,899
Reclassification adjustment for realized
    gains and losses included in
    net income                                              (6,066)            (6,386)                 -
Change in deferred acquisition costs
    due to unrealized investment gains
    and losses                                                 590             (9,713)               (62)
Change in deferred income taxes
    due to unrealized investment gains
    and losses                                               1,081             (2,930)            (1,693)
Change in unrealized loss on separate
    account surplus                                          1,728             (1,728)                 -

                                                      -----------------  -----------------  ------------------
Total other comprehensive income                           $  (279)          $  3,713            $ 3,144
                                                      =================  =================  ==================

Note 3. Deferred Acquisition Costs

The change in deferred acquisition costs for the years ended December 31, 2003, 2002 and 2001 were as follows (dollars in thousands):

                                                            2003               2002               2001
                                                      -----------------  -----------------  ------------------
Balance at beginning of year                              $ 121,525          $ 147,205          $ 170,707
Capitalization of acquisition costs                          12,142             10,164             13,468
Acquisition costs amortized                                   7,086            (35,844)           (36,970)
                                                      -----------------  -----------------  ------------------
                                                            140,753            121,525            147,205
                                                      -----------------  -----------------  ------------------
Adjustment for unrealized investment gains
  and losses                                                (10,193)           (10,783)            (1,070)
                                                      -----------------  -----------------  ------------------
  Balance at end of year                                  $ 130,560          $ 110,742          $ 146,135
                                                      =================  =================  ==================

Note 4. Income Taxes

The components of Thrivent Life's net income tax liability, which is included as a component of other liabilities as of December 31, 2003 and 2002 were as follows (dollars in thousands):

                                                                             2003                2002
                                                                       -----------------   -----------------

Tax receivable                                                           $   2,345           $   9,718
Deferred tax liability, net                                                (49,377)            (44,367)
                                                                       -----------------   -----------------
  Total                                                                  $ (47,032)          $ (34,649)
                                                                       =================   =================

Deferred income taxes reflect the impact of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The components of Thrivent Life's net deferred tax liability as of December 31, 2003 and 2002 were as follows (dollars in thousands):

                                                                             2003               2002
                                                                       -----------------   ----------------
Deferred acquisition costs                                               $ (46,513)          $ (39,660)
Unrealized investment gains and losses                                      (4,754)             (5,835)
Other                                                                        1,890               1,128
                                                                       -----------------   ----------------
  Total                                                                  $ (49,377)          $ (44,367)
                                                                       =================   ================

The provision for income taxes reported in the Statements of Operations consisted of the following (dollars in thousands):

                                                            2003               2002               2001
                                                      -----------------  -----------------  ------------------

Current expense(benefit)                                  $ 7,374        $  (9,718)          $         -
Deferred expense(benefit)                                   6,091            4,026                (2,425)
                                                      -----------------  -----------------  ------------------
  Total tax expense(benefit)                              $13,465        $  (5,692)          $    (2,425)
                                                      =================  =================  ==================

Thrivent Life's effective tax rate for the years ended December 31, 2003, 2002 and 2001 was 33%, 47% and 79%, respectively. The difference between the effective rate and the statutory rate of 35% is due primarily to the dividends received deduction.

Note 5. Stockholder's Equity

The capital stock of Thrivent Life consists of 2,000,000 shares of common stock authorized, issued and outstanding with a par value of $2.50 per share. The amount of dividends that Thrivent Life may pay to its parent without prior approval of the Minnesota Department of Commerce is limited to the greater of ten percent of statutory-basis surplus as of the prior year-end or 100% of statutory-basis gain from operations. Statutory-basis net income (loss) for the years ended December 31, 2003, 2002 and 2001 was $30 million, $(13) million and $1 million, respectively. Statutory-basis capital and surplus as of December 31, 2003 and 2002 was $117 million and $91 million, respectively.

Note 6. Fair Value of Financial Instruments

The following methods and assumptions were used in estimating the fair values for the following financial instruments. The results of these valuing methods are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These following fair values are for only certain financial instruments of Thrivent Life, accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Life.

Fixed Maturity Securities
Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue.

Equity Securities
The fair values for investments in equity securities are based on quoted market prices.

Contract Loans
The carrying amounts for these instruments approximate their fair value.

Short-term Investments
The carrying amounts for these instruments approximate their fair values.

Cash and Cash Equivalents
The carrying amounts for these instruments approximate their fair values.

Separate Accounts
The fair values for separate account assets are based on quoted market prices. The fair values of the separate account liabilities are equal to their carrying amounts.

Financial Liabilities The fair values for Thrivent Life's liabilities under investment-type contracts, such as deferred annuities and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. These amounts are included in contractholder funds in the accompanying Balance Sheets.

The carrying value and estimated fair value of Thrivent Life's financial instruments are as follows (dollars in thousands):

                                                            2003                             2002
                                           ------------------------------   ------------------------------
                                             Carrying        Estimated        Carrying        Estimated
                                               Value        Fair Value          Value        Fair Value
                                           --------------  --------------   --------------  --------------
Financial Assets:
     Fixed maturity securities                 $989,448       $ 989,448        $772,745         $772,745
     Equity securities                            3,002           3,002               -                -
     Short-term investments                       5,020           5,020          20,653           20,653
     Cash and cash equivalents                   22,969          22,969          28,083           28,083
     Contract loans                              12,841          12,841          14,356           14,356
     Separate account assets                  2,775,278       2,775,278       2,566,420        2,566,420

Financial Liabilities:
     Deferred annuities                         559,667         556,040         374,932          372,576
     Deposit-type contracts                     107,981         107,981         114,870          114,870
     Separate account liabilities             2,775,278       2,775,278       2,562,997        2,562,997

Note 7. Contingent Liabilities

Thrivent Life is involved in various lawsuits and contingencies that have arisen from the normal conduct of business. While the ultimate resolution of such litigation cannot be predicted with certainty at this time, in the opinion of management such matters will not have a material adverse effect on the financial position or results of operations of Thrivent Life.

Note 8. Related Party Transactions

Thrivent Life has an agreement whereby Thrivent Financial provides administrative and operating functions. Expenses allocated to Thrivent Life under the terms of this agreement totaled $11 million, $17 million and $22 million for the years ended December 31, 2003, 2002 and 2001, respectively. As of December 31, 2003 and 2002, Thrivent Life has a net payable to Thrivent Financial totaling $16 million and $2 million, respectively.

In addition, Thrivent Life has an agreement with an affiliate to distribute Thrivent Life's variable products. Under the terms of the agreement, Thrivent Life paid commissions to the affiliate totaling $8 million, $9 million and $11 million, respectively, during the years ended December 31, 2003, 2002 and 2001.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    (a)   Financial Statements:

          Part A:   None.

          Part B:   Financial Statements of Thrivent Life Insurance Company.  (4)

                    Financial Statements of TLIC Variable Annuity Account A. (4)

    (b)   Exhibits:

         1.     Resolution of the Board of Directors of Thrivent Life Insurance Company ("Depositor") authorizing the establishment of TLIC Variable Annuity Account A ("Registrant").  (1)

         2.     Not Applicable.

         3.     Form of Distribution Agreement between Depositor and Thrivent Investment Management Inc. ("Thrivent
                Investment Mgt.").  (3)

         4.     Form of Contract.  (1)

         5.     Contract Application Form.  (1)

         6.     (a)   Articles of Incorporation of Depositor.  (1)

                (b)   Bylaws of Depositor.  (1)

         7.     Not Applicable.

         8.     (a)   Management Service Agreement among Thrivent Financial, Thrivent Investment Mgt., and Depositor.  (1)

                (b)   Participation Agreement of Thrivent Life Insurance Company and the Fund (3)

         9.     Opinion of Counsel as to the legality of the securities being registered (including written consent).  (4)

         10.    (a)   Consent of PricewaterhouseCoopers LLP. (4)

                (b)   Consent of Ernst & Young LLP. (4)

         11.    Not Applicable.

         12.    Not Applicable.

         13.    Powers of Attorney for John O. Gilbert, Bruce J. Nicholson, Woodrow E. Eno, Lawrence W. Stranghoener,
                Pamela J. Moret, James A. Thomsen, Jon M. Stellmacher and Randall L. Boushek.  (2)

         14.    Consent of Counsel.  (3)

(1) Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of LBVIP Variable Annuity Account I, file no. 33-15974, filed April 30, 1998.

(2) Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of LBVIP Variable Annuity Account I, file no. 33-15974, filed April 30,2002.

(3) Incorporated by reference from Pre-Effective Amendment 1 to the registration statement of LB Series Fund, Inc., file no. 333-111964, filed on February 26, 2004. N-14

(4) Filed herewith.

Item 25. Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable life operations, other officers of Depositor, are listed below. Unless otherwise noted, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal                             Positions and Offices
Business Address                               with Depositor
------------------                             ----------------------
John O. Gilbert                                Chairman of the Board

Bruce J. Nicholson                             Director, President & Chief Executive Officer

Jon M. Stellmacher                             Director and Senior Vice President
4321 North Ballard Road
Appleton, Wisconsin  54919

Lawrence Stranghoener                          Director and Senior Vice President

Woodrow E. Eno                                 Director, Senior Vice President and Secretary

Pamela J. Moret                                Director and Senior Vice President

James A. Thomsen                               Director and Senior Vice President

Bradford L. Hewitt                             Senior Vice President

Jennifer H. Martin                             Senior Vice President

Randall L. Boushek                             Vice President and Treasurer

Russell W. Swansen                             Vice President and Chief Investment Officer

David M. Anderson                              Vice President
4321 North Ballard Road
Appleton, Wisconsin 54919

Karl D. Anderson                               Vice President

David Christopher                              Vice President

David J. Christianson                          Vice President

Lyle Hilker                                    Vice President
4321 North Ballard Road
Appleton, Wisconsin 54919

John E. Hite                                   Vice President and Assistant Secretary

Richard J. Kleven                              Vice President and Assistant Secretary

Marnie Loomans-Thuecks                         Vice President

James E. Nelson                                Vice President and Assistant Secretary

Susan Oberman Smith                            Vice President

Brenda J. Pederson                             Vice President

Mark O. Swenson                                Vice President

David L. Westmark                              Vice President and Assistant Secretary

Thomas R. Mischka                              Vice President

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of the Depositor in 1984 pursuant to the laws of the State of Minnesota. The Depositor is a stock life insurance company organized under the laws of the State of Minnesota. The Depositor is an indirect subsidiary of Thrivent Financial for Lutherans ("Thrivent Financial"), which is a fraternal benefit society organized under the laws of the State of Wisconsin. Thrivent Financial has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of the Depositor to each wholly-owned direct and indirect subsidiary of Thrivent Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities.

The following list shows the relationship of each company to the Depositor.

Thrivent Financial Entities                             Primary Business                                  State of Incorporation
---------------------------                             ----------------                                  ----------------------
Thrivent Financial for Lutherans                        Fraternal benefit society offering financial      Wisconsin
                                                        services and products

        Thrivent Financial Holdings, Inc.               Holding Company with no independent operations    Delaware

        Thrivent Financial Bank                         Federally chartered bank                          Federal Charter

        Thrivent Investment Management Inc.             Broker-dealer and investment adviser              Delaware

        North Meadows Investment Ltd.                   Organized for the purpose of holding and          Wisconsin
                                                        investing in real estate

        Thrivent Service Organization, Inc.             Organized for the purpose of owning bank          Wisconsin
                                                        account withdrawal authorizations

        Thrivent Life Insurance Company                 Life insurance company                            Minnesota

        Thrivent Financial Investor Services Inc.       Transfer agent for The Lutheran Brotherhood       Pennsylvania
                                                        Family of Funds

        Thrivent Property & Casualty Insurance          Auto and homeowners insurance company             Minnesota
        Agency, Inc.

        Field Agents' Brokerage Company                 Licensed life and health insurance agency         Minnesota

        MCB Financial Services, Inc.                    Currently not engaged in any form of business     Minnesota

Item 27. Number of Contract Owners

There were 70,143 Contract Owners at March 31, 2004.

Item 28. Indemnification

Section 4.01 of Depositor's Bylaws; Section E, subsection (viii) of Article VIII of the Fund's Articles of Incorporation; Article X of the Fund's Section 4.01 of the Fund's First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Mgt.'s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Mgt. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Mgt., unless, in the case of the Funds, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Thrivent Financial contain provisions in which the Funds and Thrivent Financial mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney's fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party's gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, Thrivent Financial, or Thrivent Investment Mgt. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, Thrivent Financial, or Thrivent Investment Mgt. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a.       Other Activity.  Thrivent Investment Mgt., the principal underwriter of the contracts, is also the distributor and investment adviser of the Fund.

b.       Management.  The directors and principal officers of Thrivent Investment Mgt. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue
         South, Minneapolis, MN 55415.

Name and Principal                                Positions and Offices
Business Address                                  with Underwriter
------------------                                ---------------------
John O. Gilbert                                   Director and Chairman

Bruce J. Nicholson                                Director and President

Jon M. Stellmacher                                Director and Senior Vice President
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Lawrence W. Stranghoener                          Director and Senior Vice President

Woodrow E. Eno                                    Director, Senior Vice President and Secretary

Pamela J. Moret                                   Director and Senior Vice President

James A. Thomsen                                  Director and Senior Vice President

Russell W. Swansen                                Senior Vice President and Chief Investment Officer

Randall L. Boushek                                Senior Vice President

Thomas R. Mischka                                 Vice President and Anit-Money
4321 North Ballard Road                           Laundering Officer
Appleton,Wisconsin 54919-0001

James E. Nelson                                   Vice President and Assistant Secretary

Katie S. Kloster                                  Vice President and Chief Financial Officer

John E. Hite                                      Vice President and Chief Compliance Officer

c.  Compensation from Registrant.  Not applicable.

Item 30. Location of Accounts and Records

The accounts and records of Registrant are located at the offices of the Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415; 4321 North Ballard Road, Appleton, Wisconsin 54919-0001; and 222 West College Avenue, Appleton, Wisconsin 54919-0007.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Thrivent Life Insurance Company hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 33-15974, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 22nd day of April, 2004.

                                                              TLIC VARIABLE ANNUITY ACCOUNT A
                                                                     (Registrant)

                                                              By  THRIVENT LIFE INSURANCE COMPANY
                                                                       (Depositor)

                                                              By           *
                                                                  -----------------------------------------------------
                                                                  Bruce J. Nicholson
                                                                  President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 22nd day of April, 2004.

                                                              THRIVENT LIFE INSURANCE COMPANY
                                                                      (Depositor)

                                                              By      *
                                                                 ------------------------------------------------------
                                                                  Bruce J. Nicholson
                                                                  President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed on the 22nd day of April, 2004 by the following directors and officers of Depositor in the capacities indicated:

                  *                         President and Chief Executive Officer
     ----------------------------           (Chief Executive Officer)
     Bruce J. Nicholson

                  *                         Vice President
     ----------------------------           (Principal Financial Officer)
     Lawrence W. Stranghoener

                  *                         Vice President
     ----------------------------           (Principal Accounting Officer)
     Randall L. Boushek

A Majority of the Board of Directors:*

     John O. Gilbert
     Bruce J. Nicholson
     Woodrow E. Eno
     Pamela J. Moret
     Jon M. Stellmacher
     Lawrence W. Stranghoener
     James A. Thomsen

* John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Lutheran Brotherhood Variable Insurance Products Company pursuant to a power of attorney duly executed by such persons filed herewith.

                                           By:  /s/ John C. Bjork
                                               ------------------------------
                                               John C. Bjork, Attorney-in-Fact

INDEX TO EXHIBITS
TLIC VARIABLE ANNUITY ACCOUNT A

EXHIBIT NO.
-----------

    EX-23         Consent of Ernst & Young LLP, Independent Auditors.

    EX-23         Consent of PricewaterhouseCoopers LLP , Independent Accountants.

    EX-23         Consent of Counsel.